UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Sector Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	10.63%
Aa1	0.19
Aa2	1.21
Aa3	0.89
A1	1.30
A2	2.77
A3	1.67
Baa1	3.64
Baa2	10.14
Baa3	15.37
Ba1	4.21
Ba2	5.19
Ba3	5.16
B1	4.21
B2	4.07
B3	3.14
CCC, CC, C	4.83
Equities	2.49
Not Rated	17.83
Short Term Investments	1.06
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,009.50	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,007.30	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.40%
	ACC Trust(b)
	Series 2019-1 Class B
$ 766,388	4.47%, 10/20/2022	$ 772,832
	Series 2021-1 Class C
830,000	2.08%, 12/20/2024	829,121
263,422	Ajax Mortgage Loan Trust(b)(c) Series 2019-D Class A1 2.96%, 09/25/2065	265,194
	American Credit Acceptance Receivables Trust(b)
	Series 2019-2 Class C
619,834	3.17%, 06/12/2025	626,489
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	369,046
252,540	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	267,862
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	750,416
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	342,885
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	85,684
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	556,819
	Series 2021-SFR2 Class C
150,000	1.96%, 08/17/2026	150,000
274,315	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	277,792
	Aqua Finance Trust(b)
	Series 2019-A Class C
970,000	4.01%, 07/16/2040	1,022,855
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	646,150
764,225	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	798,500
1,160,000	Avid Automobile Receivables Trust(b) Series 2019-1 Class C 3.14%, 07/15/2026	1,193,022
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	112,610
	Series 2019-2A Class D
830,000	3.04%, 09/22/2025	826,199
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	109,086
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	509,711
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	217,049
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class C
$ 145,000	4.25%, 02/20/2027	$ 158,029
	Bayview Opportunity Master Fund IV Trust(b)
	Series 2017-SPL4 Class B2
100,000	4.75%, 01/28/2055(d)	106,970
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057(d)	389,379
	Series 2019-RN4 Class A1
19,728	3.28%, 10/28/2034(c)	19,798
161,904	Bayview Opportunity Master Fund V Trust(b)(c) Series 2020-RN3 Class A1 3.23%, 09/25/2035	163,655
	BCC Funding Corp LLC(b)
	Series 2019-1A Class D
1,170,000	3.94%, 07/20/2027	1,181,764
	Series 2020-1 Class D
770,000	4.89%, 09/22/2025	771,186
190,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	191,211
	Business Jet Securities LLC(b)
	Series 2019-1 Class A
637,666	4.21%, 07/15/2034	655,819
	Series 2020-1A Class A
124,068	2.98%, 11/15/2035	126,308
	Series 2021-1A Class B
96,560	2.92%, 04/15/2036	97,363
430,675	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	434,555
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	331,599
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	247,573
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	206,391
175,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	177,011
577,399	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	586,717
304,567	CLI Funding LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	301,905
406,804	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	409,985
110,000	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	112,142
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
208,703	3.04%, 01/25/2047	213,736

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1 Class A
$ 262,402	1.69%, 10/25/2051	$ 262,158
487,946	Conn's Receivables Funding LLC(b) Series 2020-A Class B 4.27%, 06/16/2025	491,903
	Corevest American Finance Trust(b)
	Series 2018-2 Class A
362,024	4.03%, 11/15/2052	380,406
	Series 2019-3 Class A
276,053	2.71%, 10/15/2052	288,880
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	154,156
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	245,388
	Series 2020-2 Class C
100,000	4.84%, 05/15/2052(d)	114,228
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	106,758
110,000	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	111,766
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	284,157
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	308,447
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	259,335
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	296,084
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	250,474
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	249,916
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
159,637	4.03%, 11/20/2047	170,038
	Series 2019-1A Class A23
196,500	4.35%, 05/20/2049	217,038
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	101,281
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	106,716
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	613,961
611,772	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	617,407
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
333,787	4.12%, 07/25/2047	360,170
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-1A Class A2II
$ 68,250	4.33%, 07/25/2048	$ 74,235
	Series 2019-1A Class A2
339,700	3.67%, 10/25/2049	367,433
	Series 2021-1A Class A2I
795,000	2.66%, 04/25/2051	822,579
	Drive Auto Receivables Trust
	Series 2018-3 Class D
135,371	4.30%, 09/16/2024	138,513
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	236,938
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
175,000	2.96%, 04/15/2025	180,902
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	155,799
91,970	Earnest Student Loan Program LLC(b) Series 2017-A Class A2 2.65%, 01/25/2041	92,378
278,108	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	285,220
161,170	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	161,512
246,660	ELFI Graduate Loan Program LLC(b) Series 2019-A Class A 2.54%, 03/25/2044	251,279
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024(b)	987,063
	Series 2019-2A Class E
950,000	4.68%, 05/15/2026(b)	1,004,184
	Series 2019-3A Class C
980,000	2.79%, 05/15/2024(b)	992,367
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025(b)	985,824
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	326,864
	Series 2020-3A Class D
115,000	1.73%, 07/15/2026	116,948
795,000	Fair Square Issuance Trust(b) Series 2020-AA Class A 2.90%, 09/20/2024	803,667
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	823,042
120,000	First Investors Auto Owner Trust(b) Series 2019-2A Class D 2.80%, 12/15/2025	123,253
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
495,000	1.74%, 09/17/2025	495,825

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-SFR1 Class D
$ 200,000	2.24%, 09/17/2025	$ 201,767
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	101,947
	Series 2020-SFR2 Class B
915,000	1.57%, 10/19/2037	909,302
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	771,811
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2028	1,015,000
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2028	335,000
	Series 2021-SFR1 Class E2
280,000	2.49%, 08/17/2028	280,000
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	217,946
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	403,180
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	663,514
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	244,918
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	210,688
815,000	Ford Credit Auto Owner Trust Series 2020-C Class A3 0.41%, 07/15/2025	815,894
316,021	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	320,616
100,000	FREED Trust(b) Series 2021-2 Class C 1.94%, 06/19/2028	99,865
395,000	Genesis Private Label Amortizing Trust(b) Series 2020-1 Class B 2.83%, 07/20/2030	396,082
	GLS Auto Receivables Issuer Trust(b)
	Series 2019-4A Class D
750,000	4.09%, 08/17/2026	781,702
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	349,509
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	907,322
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,788,447
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	967,095
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	343,269
540,000	GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3 0.35%, 10/16/2025	540,285
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	$ 101,511
766,150	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	810,755
1,320,000	Hertz Vehicle Financing III LP(b) Series 2021-2A Class A 1.68%, 12/27/2027	1,318,238
582,324	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	605,031
	Home Partners of America Trust(b)
	Series 2019-1 Class D
182,253	3.41%, 09/17/2039	182,573
	Series 2019-2 Class D
129,497	3.12%, 10/19/2039	127,586
	Series 2020-2 Class A
290,594	1.53%, 01/17/2041	288,433
541,244	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	531,894
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
110,000	2.49%, 09/20/2029	111,773
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	321,689
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	100,742
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	149,558
	Invitation Homes Trust(b)(e)
	Series 2018-SFR2 Class B
110,000	1.15%, 06/17/2037 1-mo. LIBOR + 1.08%	110,243
	Series 2018-SFR3 Class B
100,000	1.23%, 07/17/2037 1-mo. LIBOR + 1.15%	100,295
990,000	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	1,060,240
255,000	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	255,057
475,000	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	473,990
365,295	Legacy Mortgage Asset Trust(b)(c) Series 2019-GS4 Class A1 3.44%, 05/25/2059	366,016
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,015,772
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	812,671

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-1A Class A
$ 825,000	1.90%, 11/20/2031	$ 832,396
	MAPS Ltd(b)
	Series 2018-1A Class A
537,157	4.21%, 05/15/2043	537,953
	Series 2021-1A Class A
940,000	2.52%, 06/15/2046	942,288
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
995,000	2.96%, 07/20/2032	1,020,012
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	783,182
68,820	Marlette Funding Trust(b) Series 2019-4A Class A 2.39%, 12/17/2029	69,168
1,150,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	1,153,473
122,739	Merlin Aviation Holdings Designated Activity Co(b)(c) Series 2016-1 Class A 4.50%, 12/15/2032	117,903
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.50%, 04/25/2055	944,519
270,000	Mill City Mortgage Loan Trust(b)(d) Series 2017-1 Class M2 3.25%, 11/25/2058	284,170
	MVW Owner Trust(b)
	Series 2016-1A Class A
441,119	2.25%, 12/20/2033	445,272
	Series 2019-1A Class C
46,442	3.33%, 11/20/2036	47,531
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	103,292
	Series 2020-HA Class A
93,094	1.31%, 01/15/2069	93,713
	Series 2021-A Class A
325,814	0.84%, 05/15/2069	325,218
352,885	Oasis LLC(b) Series 2020-2A Class A 4.26%, 05/15/2032	355,873
404,427	Oasis Securitization Funding LLC(b) Series 2021-1A Class A 2.58%, 02/15/2033	405,254
915,000	Octane Receivables Trust(b) Series 2020-1A Class B 1.98%, 06/20/2025	927,079
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	126,406
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	309,972
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class A
$ 355,000	1.75%, 09/14/2035	$ 360,954
	Series 2021-1A Class D
170,000	2.47%, 06/16/2036	171,153
280,725	Planet Fitness Master Issuer LLC(b) Series 2019-1A Class A2 3.86%, 12/05/2049	283,807
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,252,187
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	1,004,443
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	242,655
	Preston Ridge Partners Mortgage LLC(b)(c)
	Series 2020-1A Class A1
1,452,043	2.98%, 02/25/2025	1,458,517
	Series 2020-4 Class A1
297,263	2.95%, 10/25/2025	298,520
980,652	Pretium Mortgage Credit Partners I LLC(b)(c) Series 2020-NPL3 Class A1 3.10%, 06/27/2060	990,216
	Progress Residential Trust(b)
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035	1,531,569
	Series 2018-SFR2 Class E
205,000	4.66%, 08/17/2035	206,142
	Series 2018-SFR3 Class E
135,000	4.87%, 10/17/2035	136,571
	Series 2019-SFR1 Class E
145,000	4.47%, 08/17/2035	147,793
	Series 2019-SFR2 Class A
679,729	3.15%, 05/17/2036	691,973
	Series 2019-SFR2 Class D
305,000	3.79%, 05/17/2036	309,719
	Series 2019-SFR2 Class E
240,000	4.14%, 05/17/2036	244,985
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	279,087
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	145,128
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	803,573
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	348,263
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	126,072
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	105,657
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	99,812
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	99,813
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	143,947

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR5 Class E2
$ 100,000	2.36%, 07/17/2038	$ 99,277
	Series 2021-SFR6 Class C
505,000	1.86%, 07/17/2038	505,000
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	185,000
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	100,000
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	979,568
610,000	Republic Finance Issuance Trust(b) Series 2020-A Class A 2.47%, 11/20/2030	620,918
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
385,000	2.68%, 10/15/2025	394,423
	Series 2020-1 Class C
110,000	4.11%, 12/15/2025	115,410
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	218,395
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	97,237
	Series 2020-4 Class D
80,000	1.48%, 01/15/2027	80,989
	Series 2021-1 Class D
405,000	1.13%, 11/16/2026	405,615
	Series 2021-2 Class D
485,000	1.35%, 07/15/2027	485,479
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
144,448	3.12%, 05/20/2036	147,834
	Series 2019-3A Class C
101,697	3.00%, 08/20/2036	103,886
	Series 2021-1A Class C
94,686	1.79%, 11/20/2037	95,009
703,770	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	696,020
675,000	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	674,654
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	104,201
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	106,526
	Series 2019-B Class A2A
850,777	2.84%, 06/15/2037	887,232
	Series 2020-A Class A2A
100,000	2.23%, 09/15/2037	102,789
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A2A2
$ 185,000	0.83%, 01/15/2053(e) 1-mo. LIBOR + 0.73%	$ 186,350
	SoFi Consumer Loan Program Trust(b)
	Series 2018-1 Class B
108,511	3.65%, 02/25/2027	110,012
	Series 2019-4 Class C
335,000	2.84%, 08/25/2028	343,706
330,933	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	327,331
358,052	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	352,467
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.86%, 07/25/2056(d)	670,649
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(d)	995,753
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	670,813
	Series 2017-4 Class A2
230,000	3.00%, 06/25/2057(d)	241,829
	Series 2017-4 Class M2
225,000	3.25%, 06/25/2057(d)	238,559
	Series 2017-5 Class M2
340,000	1.60%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	344,853
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	105,699
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	177,362
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	319,906
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,687,689
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(d)	716,446
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	999,941
	Series 2019-4 Class A1
356,782	2.90%, 10/25/2059(d)	368,964
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	657,167
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,803,533
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	118,930
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	232,951
	Series 2020-SFR2 Class D
615,000	2.28%, 11/17/2039	610,849
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	223,505

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 694,912	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	$ 690,065
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	835,222
	VCAT LLC(b)(c)
	Series 2020-NPL1 Class A1
279,694	3.67%, 08/25/2050	281,048
	Series 2021-NPL1 Class A1
133,768	2.29%, 12/26/2050	134,119
	Series 2021-NPL1 Class A2
480,000	4.83%, 12/26/2050	479,695
390,035	VOLT LLC(b)(c) Series 2021-NPL9 Class A1 1.99%, 05/25/2051	390,205
451,004	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	442,042
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
130,275	3.88%, 03/15/2048	138,541
	Series 2021-1A Class A2I
340,000	2.37%, 06/15/2051	342,955
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	785,970
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	344,971
TOTAL ASSET-BACKED SECURITIES — 14.40% (Cost $98,871,777)		$100,420,925
BANK LOANS
325,000	84 Lumber Company(e) 3.75%, 11/13/2026 1-mo. LIBOR + 3.65%	324,594
659,110	Accelerated Health Systems LLC(e) 3.59%, 10/31/2025 1-mo. LIBOR + 3.49%	656,227
77,865	Acuris Finance US Inc(e) 4.50%, 02/16/2028 3-mo. LIBOR + 4.35%	78,059
502,611	AHP Health Partners Inc(e) 4.60%, 06/30/2025 1-mo. LIBOR + 4.50%	503,239
158,316	AI Convoy SARL(e) 4.50%, 01/18/2027 3-mo. LIBOR + 4.35%	158,069
240,000	AIT Worldwide Logistics Inc(e) 5.50%, 03/31/2028 1-mo. LIBOR + 5.40%	239,700
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 642,078	Alliance Laundry Systems LLC(e) 4.25%, 10/08/2027 1-mo. LIBOR + 4.15%	$ 642,480
90,000	Allied Universal Holdco(e) 8.91%, 05/05/2028 3-mo. LIBOR + 8.77%	90,225
379,050	Amentum Government Services Holdings LLC(e) 5.50%, 01/29/2027 2-mo. LIBOR + 5.38%	376,997
100,000	American Airlines Inc(e) 5.50%, 04/20/2028 1-mo. LIBOR + 5.40%	104,203
225,000	Anchor Glass Container Corp(e)(f) 7.91%, 12/07/2023 3-mo. LIBOR + 7.77%	208,125
380,000	Ani Pharmaceuticals Inc(e)(f) 6.10%, 05/24/2027 1-mo. LIBOR + 6.00%	373,350
380,000	Applied Systems Inc(e) 5.59%, 09/19/2025 1-mo. LIBOR + 5.49%	384,370
140,000	Arcline FM Holdings LLC(e) 9.00%, 06/15/2029 3-mo. LIBOR + 8.86%	140,000
39,800	Arterra Wines Canada Inc(e) 4.25%, 11/24/2027 3-mo. LIBOR + 4.10%	39,800
339,150	Aruba Investments Holdings LLC(e) 4.75%, 11/24/2027 2-mo. LIBOR + 4.63%	339,998
223,875	ASP Navigate Acquisition Corp(e) 5.50%, 10/06/2027 2-mo. LIBOR + 5.38%	224,155
356,220	Aston Finco SARL(e) 4.34%, 10/09/2026 1-mo. LIBOR + 4.24%	353,103
	Asurion LLC(e)
274,313	3.35%,07/31/2027 1-mo. LIBOR + 3.25%	271,112
285,000	5.35%,01/31/2028 1-mo. LIBOR + 5.25%	287,066
174,563	Athenahealth Inc(e) 4.41%, 02/11/2026 2-mo. LIBOR + 4.29%	175,326
808,762	Azalea TopCo Inc(e)(f) 4.50%, 07/24/2026 1-mo. LIBOR + 4.40%	810,111
688,275	Backyard Acquireco Inc(e) 4.50%, 11/02/2027 3-mo. LIBOR + 4.35%	689,350
436,700	Barracuda Networks Inc(e) 3.90%, 02/12/2025 3-mo. LIBOR + 3.75%	437,610
325,000	Berlin Packaging LLC(e)(f) 3.35%, 03/11/2028 1-mo. LIBOR + 3.25%	323,578

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 656,432	Boxer Parent Co Inc(e) 3.85%, 10/02/2025 1-mo. LIBOR + 3.75%	$ 652,192
582,969	Brookfield WEC Holdings Inc(e) 3.25%, 08/01/2025 1-mo. LIBOR + 3.15%	577,140
680,000	Brown Group Holding LLC(e) 3.25%, 06/07/2028 3-mo. LIBOR + 3.10%	676,600
314,070	BWay Holding Co(e) 3.35%, 04/03/2024 1-mo. LIBOR + 3.25%	306,330
670,000	Caesars Resort Collection LLC(e) 7.91%, 12/23/2024 3-mo. LIBOR + 7.77%	671,675
484,047	Carlisle Foodservice Products Inc(e) 4.00%, 03/20/2025 3-mo. LIBOR + 3.85%	473,559
118,800	Carnival Corp(e) 8.50%, 06/30/2025 1-mo. LIBOR + 8.40%	121,473
217,273	CCM Merger Inc(e) 4.50%, 11/04/2025 3-mo. LIBOR + 4.35%	217,069
543,700	CHG Healthcare Services Inc(e) 4.00%, 06/07/2023 3-mo. LIBOR + 3.85%	543,020
248,125	Chobani LLC(e) 4.50%, 10/25/2027 1-mo. LIBOR + 4.40%	248,683
540,000	Circor International Inc(e) 4.25%, 12/11/2024 1-mo. LIBOR + 4.15%	536,625
763,087	Citadel Securities LP(e) 2.59%, 02/02/2028 3-mo. LIBOR + 2.45%	754,694
321,247	Citgo Petroleum Corp(e) 7.25%, 03/28/2024 1-mo. LIBOR + 7.15%	323,054
313,292	Clarios Global LP(e) 3.35%, 04/30/2026 1-mo. LIBOR + 3.25%	310,159
365,000	CNT Holdings I Corp(e) 4.50%, 11/08/2027 2-mo. LIBOR + 4.38%	365,000
196,351	Consolidated Communications Inc(e) 4.25%, 10/02/2027 1-mo. LIBOR + 4.15%	196,505
868,630	Cooper-Standard Automotive Inc(e) 2.75%, 11/02/2023 1-mo. LIBOR + 2.65%	846,262
495,000	CPC Acquisition Corp(e) 4.50%, 12/29/2027 3-mo. LIBOR + 4.35%	494,072
34,824	CPI Holdco LLC(e) 3.85%, 11/04/2026 1-mo. LIBOR + 3.75%	34,838
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 450,773	Deerfield Dakota Holding LLC(e) 4.75%, 04/09/2027 3-mo. LIBOR + 4.61%	$ 452,444
	DG Investment Intermediate Holdings 2 Inc(e)
20,130	4.50%,03/30/2028 1-mo. LIBOR + 4.40%	20,185
256,320	4.50%,03/31/2028 1-mo. LIBOR + 4.40%	257,025
763,843	Diamond BC BV(e) 3.19%, 09/06/2024 1-mo. LIBOR + 3.09%	758,950
185,264	Diamond Sports Group LLC(e) 3.36%, 08/24/2026 1-mo. LIBOR + 3.26%	112,945
308,335	Dole Food Co Inc(e) 3.75%, 04/06/2024 1-mo. LIBOR + 3.65%	308,046
180,000	DT Midstream Inc(e)(f) 2.09%, 06/12/2028 1-mo. LIBOR + 1.99%	180,141
662,700	Dun & Bradstreet Corp(e) 3.35%, 02/06/2026 1-mo. LIBOR + 3.25%	659,075
258,700	DXP Enterprises Inc(e) 4.85%, 12/23/2027 1-mo. LIBOR + 4.75%	258,862
95,000	ECL Entertainment LLC(e) 8.25%, 03/31/2028 1-mo. LIBOR + 8.15%	96,663
114,709	Ensemble RCM LLC(e) 3.94%, 08/03/2026 1-mo. LIBOR + 3.84%	114,733
284,451	Envision Healthcare Corp(e) 3.85%, 10/10/2025 1-mo. LIBOR + 3.75%	242,850
830,732	Epicor Software Corp(e) 4.35%, 07/30/2027 1-mo. LIBOR + 4.25%	829,222
74,811	eResearchTechnology Inc(e) 5.50%, 02/04/2027 1-mo. LIBOR + 5.40%	75,115
	Everi Payments Inc(e)
250,000	3.50%,05/09/2024 2-mo. LIBOR + 3.38%	249,323
44,550	11.50%,05/09/2024 2-mo. LIBOR + 11.38%	46,332
275,000	Fairbanks Morse Defense(e) 5.50%, 06/16/2028 3-mo. LIBOR + 5.36%	275,000
1,115,000	Fieldwood Energy LLC(e) 5.35%, 04/11/2022 1-mo. LIBOR + 5.25%	568,650
	Filtration Group Corp(e)
213,388	4.50%,03/29/2025 1-mo. LIBOR + 4.40%	213,432
626,834	3.10%,03/31/2025 1-mo. LIBOR + 3.00%	621,349
311,155	Froneri US Inc(e) 2.35%, 01/29/2027 1-mo. LIBOR + 2.25%	306,293

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 463,062	Gainwell Acquisition Corp(e) 4.75%, 10/01/2027 3-mo. LIBOR + 4.61%	$ 463,930
641,775	Gates Global LLC(e) 2.85%, 03/31/2027 1-mo. LIBOR + 2.75%	640,097
506,526	Gloves Buyer Inc(e)(f) 4.75%, 12/29/2027 1-mo. LIBOR + 4.65%	506,526
673,312	Grab Holdings Inc(e) 5.50%, 01/29/2026 1-mo. LIBOR + 5.40%	684,535
483,788	Great Outdoors Group LLC(e) 5.00%, 03/06/2028 3-mo. LIBOR + 4.86%	486,206
349,125	Greeneden US Holdings II LLC(e) 4.75%, 12/01/2027 1-mo. LIBOR + 4.65%	349,749
400,950	Hamilton Projects Acquiror LLC(e) 5.75%, 06/17/2027 3-mo. LIBOR + 5.61%	397,943
673,308	Harbor Freight Tools USA Inc(e) 3.75%, 10/19/2027 1-mo. LIBOR + 3.65%	673,308
535,000	Heartland Dental LLC(e) 4.07%, 04/30/2025 1-mo. LIBOR + 3.97%	533,439
	HERTZ Corp(e)(f)
33,745	3.60%,06/13/2028 1-mo. LIBOR + 3.50%	33,689
179,055	3.60%,06/14/2028 1-mo. LIBOR + 3.50%	178,757
342,020	H-Food Holdings LLC(e) 3.79%, 05/23/2025 1-mo. LIBOR + 3.69%	339,562
455,668	Hilton Grand Vacations Borrower LLC(e)(f) 3.25%, 05/22/2028 3-mo. LIBOR + 3.10%	455,811
538,815	Hoya Midco LLC(e) 4.50%, 06/30/2024 1-mo. LIBOR + 4.40%	535,223
620,573	Hyland Software Inc(e) 4.25%, 07/01/2024 1-mo. LIBOR + 4.15%	621,460
500,000	Ineos US Finance LLC(e)(f) 7.16%, 04/01/2024 3-mo. LIBOR + 7.02%	495,312
	Infinite Bidco LLC(e)
485,000	4.25%,03/02/2028 1-mo. LIBOR + 4.15%	483,787
185,000	7.50%,02/24/2029 1-mo. LIBOR + 7.40%	190,550
395,000	Innophos Holdings Inc(e) 3.60%, 02/05/2027 1-mo. LIBOR + 3.50%	394,012
160,000	Insulet Corp(e) 3.75%, 04/28/2028 1-mo. LIBOR + 3.65%	160,100
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 317,000	Intelsat Jackson Holdings SA(e) 8.63%, 01/02/2024 1-mo. LIBOR + 8.53%	$ 322,151
100,000	ION Trading Finance Ltd(e) 4.95%, 04/01/2028 3-mo. LIBOR + 4.81%	100,056
390,000	J&J Ventures Gaming LLC(e) 4.75%, 04/26/2028 1-mo. LIBOR + 4.65%	390,975
310,000	Jazz Financing SARL(e) 4.00%, 04/22/2028 1-mo. LIBOR + 3.49%	311,107
643,387	Klockner Pentaplast of America Inc(e) 5.25%, 02/12/2026 2-mo. LIBOR + 5.13%	643,387
40,000	Landry's Finance Acquisition Co(e) 13.00%, 10/06/2023 3-mo. LIBOR + 12.86%	44,000
606,707	LifePoint Health Inc(e)(f) 3.85%, 11/17/2025 1-mo. LIBOR + 3.75%	605,190
625,000	Lonza Group AG(e)(f) 0.10%, 04/28/2028 1-mo. LIBOR + 0.00%	624,844
730,672	Masergy Holdings Inc(e) 4.25%, 12/15/2023 3-mo. LIBOR + 4.10%	729,758
370,000	Mavis Tire Express Services Topco Corp(e) 4.75%, 05/04/2028 2-mo. LIBOR + 4.63%	371,156
498,708	Medallion Midland Acquisition LLC(e) 4.25%, 10/30/2024 1-mo. LIBOR + 4.15%	494,469
325,000	Michaels Cos Inc(e) 4.35%, 04/15/2028 1-mo. LIBOR + 4.25%	326,151
510,000	Mileage Plus Holdings Inc(e) 6.25%, 06/21/2027 3-mo. LIBOR + 6.11%	544,106
466,385	NAB Holdings LLC(e) 4.00%, 07/01/2024 3-mo. LIBOR + 3.85%	466,385
348,516	National Mentor Holdings Inc(e) 3.75%, 03/02/2028 3-mo. LIBOR + 3.60%	349,007
835,000	One Call Corp(e) 6.25%, 04/22/2027 1-mo. LIBOR + 6.15%	843,350
315,000	Packaging Coordinators Midco Inc(e) 4.25%, 11/30/2027 2-mo. LIBOR + 4.13%	314,606
129,675	PAI Holdco Inc(e) 4.50%, 10/28/2027 1-mo. LIBOR + 4.40%	129,945
665,000	PAREXEL International Corp(e)(f) 3.09%, 09/27/2024 1-mo. LIBOR + 2.99%	660,740

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 917,662	Parfums Holding Co Inc(e) 4.10%, 06/30/2024 1-mo. LIBOR + 4.00%	$ 912,213
475,000	Paysafe Holdings Corp(e)(f) 2.85%, 06/09/2028 1-mo. LIBOR + 2.75%	472,031
533,662	Peraton Corp(e) 4.50%, 02/01/2028 1-mo. LIBOR + 4.40%	534,913
334,163	Petco Health & Wellness Co Inc(e) 4.00%, 03/03/2028 3-mo. LIBOR + 3.85%	333,446
355,000	Petsmart Inc(e) 4.50%, 02/11/2028 1-mo. LIBOR + 4.40%	355,111
	PetVet Care Centers LLC(e)
131,309	3.35%,02/14/2025 1-mo. LIBOR + 3.25%	129,503
832,178	4.25%,02/14/2025 (f) 1-mo. LIBOR + 4.15%	820,736
123,750	PG&E Corp(e) 3.50%, 06/23/2025 3-mo. LIBOR + 3.35%	123,131
	Phoenix Guarantor Inc(e)
517,312	3.34%,03/05/2026 1-mo. LIBOR + 3.24%	515,533
573,876	3.57%,03/05/2026 (f) 1-mo. LIBOR + 3.47%	569,163
823,289	Pike Corp(e) 3.11%, 01/21/2028 1-mo. LIBOR + 3.01%	823,632
1,021,870	Playa Resorts Holding BV(e) 3.75%, 04/29/2024 1-mo. LIBOR + 3.65%	981,314
380,000	Pluto Acquisition I Inc(e)(f) 4.08%, 06/20/2026 1-mo. LIBOR + 3.98%	380,000
723,187	Pods LLC(e) 3.75%, 03/31/2028 1-mo. LIBOR + 3.65%	721,681
527,302	Precision Medicine Group LLC(e) 3.75%, 11/18/2027 3-mo. LIBOR + 3.60%	525,324
488,775	Project Ruby Ultimate Parent Corp(e) 4.00%, 03/10/2028 1-mo. LIBOR + 3.90%	487,466
290,000	Proofpoint Inc(e)(f) 3.35%, 06/09/2028 1-mo. LIBOR + 3.25%	288,233
640,250	Pug LLC(e) 3.60%, 02/12/2027 1-mo. LIBOR + 3.50%	625,044
720,000	Quikrete Holdings Inc(e)(f) 3.10%, 06/11/2028 1-mo. LIBOR + 3.00%	713,880
86,983	Radiate Holdco LLC(e) 4.25%, 09/25/2026 1-mo. LIBOR + 4.15%	86,951
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 160,000	Raptor Acquisition Corp(e)(f) 4.10%, 11/01/2026 1-mo. LIBOR + 4.00%	$ 160,150
385,000	Realpage Inc(e) 3.75%, 04/24/2028 3-mo. LIBOR + 3.60%	383,701
325,000	Resideo Funding Inc(e) 2.75%, 02/11/2028 1-mo. LIBOR + 2.65%	323,781
265,000	Rising Tide Holdings Inc(e)(f) 4.85%, 06/01/2028 1-mo. LIBOR + 4.75%	265,000
440,000	Rocket Software Inc(e) 4.35%, 11/28/2025 1-mo. LIBOR + 4.25%	431,200
363,722	Scientific Games International Inc(e) 2.85%, 08/14/2024 1-mo. LIBOR + 2.75%	360,994
173,622	Securus Technologies Holdings Inc(e) 5.50%, 11/01/2024 3-mo. LIBOR + 5.36%	162,626
701,776	Sedgwick Claims Management Services Inc(e) 3.85%, 09/03/2026 1-mo. LIBOR + 3.75%	700,412
496,637	Shearers Foods(e) 4.25%, 09/23/2027 3-mo. LIBOR + 4.10%	497,072
616,900	Sophia LP(e) 3.90%, 10/07/2027 3-mo. LIBOR + 3.75%	617,028
469,602	Southern Veterinary Partners LLC(e) 5.00%, 10/05/2027 1-mo. LIBOR + 4.90%	470,483
338,252	Spectrum Holdings III Corp(e) 3.44%, 01/31/2025 3-mo. LIBOR + 3.29%	324,158
230,000	SRAM LLC(e) 3.25%, 05/18/2028 3-mo. LIBOR + 3.10%	229,713
230,000	SRS Distribution Inc(e) 4.25%, 06/04/2028 1-mo. LIBOR + 4.15%	229,677
553,872	St. George's University Scholastic Services LLC(e)(f) 3.34%, 06/29/2028 1-mo. LIBOR + 3.24%	552,718
465,300	Star US Bidco LLC(e) 5.25%, 03/17/2027 1-mo. LIBOR + 5.15%	464,524
490,651	Starfruit Finco BV(e) 2.84%, 10/01/2025 1-mo. LIBOR + 2.74%	486,603
225,000	Sterigenics-Nordion Holdings LLC(e) 3.25%, 12/11/2026 3-mo. LIBOR + 3.10%	223,945

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 244,388	Sunshine Luxembourg VII SARL(e) 4.50%, 10/01/2026 3-mo. LIBOR + 4.35%	$ 245,038
425,000	Surgery Center Holdings Inc(e) 3.85%, 08/31/2026 1-mo. LIBOR + 3.75%	426,594
310,000	Technimark LLC(e)(f) 3.85%, 07/10/2028 1-mo. LIBOR + 3.75%	308,450
	Transdigm Inc(e)
289,266	2.35%,05/30/2025 1-mo. LIBOR + 2.25%	284,746
244,540	2.35%,12/09/2025 1-mo. LIBOR + 2.25%	240,736
515,027	Traverse Midstream Partners LLC(e) 6.50%, 09/27/2024 1-mo. LIBOR + 6.40%	516,798
	TricorBraun Inc(e)
63,122	3.75%,03/02/2028 3-mo. LIBOR + 3.60%	62,599
280,628	3.75%,03/03/2028 3-mo. LIBOR + 3.60%	278,304
525,000	Triton Water Holdings Inc(e) 3.59%, 03/31/2028 1-mo. LIBOR + 3.49%	524,438
199,500	Truck Hero Inc(e) 4.50%, 01/29/2028 1-mo. LIBOR + 4.40%	199,389
165,000	TTF Holdings LLC(e) 5.00%, 03/31/2028 2-mo. LIBOR + 4.88%	164,588
473,813	Turing Midco LLC(e) 3.75%, 03/24/2028 1-mo. LIBOR + 3.65%	473,576
432,404	UFC Holdings LLC(e) 3.75%, 04/29/2026 1-mo. LIBOR + 3.65%	431,593
709,883	UKG Inc(e) 7.50%, 05/04/2026 1-mo. LIBOR + 3.90%	709,883
20,000	Ultimate Software Group Inc(e) 7.50%, 05/03/2027 1-mo. LIBOR + 7.40%	20,317
184,797	Ultra Clean Holdings Inc(e) 3.84%, 08/27/2025 1-mo. LIBOR + 3.74%	184,951
602,601	United Airlines Inc(e) 4.50%, 04/21/2028 1-mo. LIBOR + 4.40%	609,918
590,000	UPC Financing Partnership(e) 3.07%, 01/31/2029 1-mo. LIBOR + 2.97%	586,066
284,544	US Farathane LLC(e) 4.35%, 12/23/2024 1-mo. LIBOR + 4.25%	281,699
501,556	Vertiv Group Corp(e) 2.84%, 03/02/2027 1-mo. LIBOR + 2.74%	498,422
1,108,005	Viant Medical Holdings Inc(e) 3.85%, 07/02/2025 1-mo. LIBOR + 3.75%	1,074,765
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 64,838	Virtusa Corp(e) 5.00%, 02/11/2028 1-mo. LIBOR + 4.90%	$ 65,048
425,172	Waystar Technologies Inc(e) 4.10%, 10/22/2026 1-mo. LIBOR + 4.00%	425,526
512,425	Weld North Education LLC(e) 4.75%, 12/15/2027 1-mo. LIBOR + 4.65%	512,745
488,686	William Morris Endeavor Entertainment LLC(e) 2.86%, 05/18/2025 1-mo. LIBOR + 2.76%	479,319
74,185	Zebra Buyer LLC(e) 3.34%, 04/22/2028 1-mo. LIBOR + 3.24%	74,371
740,242	Zep Inc(e) 5.00%, 08/12/2024 3-mo. LIBOR + 4.86%	728,367
TOTAL BANK LOANS — 9.72% (Cost $67,955,768)		$ 67,813,147
CORPORATE BONDS AND NOTES
Basic Materials — 2.90%
500,000	Allegheny Technologies Inc 5.88%, 12/01/2027	523,750
200,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	202,402
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	622,345
400,000	2.88%, 03/17/2031	408,908
200,000	Antofagasta PLC(b) 2.38%, 10/14/2030	192,700
590,000	ArcelorMittal SA 7.00%, 03/01/2041	819,476
520,000	Barrick Gold Corp 5.80%, 11/15/2034	653,623
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	625,152
400,000	5.88%, 01/31/2050	438,004
430,000	Chemours Co(b) 5.75%, 11/15/2028	460,001
525,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	566,344
15,000	CVR Partners LP / CVR Nitrogen Finance Corp(b) 6.13%, 06/15/2028	15,375
	First Quantum Minerals Ltd(b)
200,000	7.25%, 04/01/2023	203,876
800,000	7.50%, 04/01/2025	830,000
200,000	6.88%, 03/01/2026	209,222
285,000	6.88%, 10/15/2027	310,565
170,000	FMC Corp 3.45%, 10/01/2029	184,815
550,000	FMG Resources Ltd(b) 4.38%, 04/01/2031	588,407
	Freeport-McMoRan Inc
45,000	5.00%, 09/01/2027	47,531

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 295,000	4.13%, 03/01/2028	$ 307,906
155,000	4.38%, 08/01/2028	163,719
200,000	4.25%, 03/01/2030	214,250
110,000	4.63%, 08/01/2030(g)	120,450
460,000	5.40%, 11/14/2034	555,590
620,000	5.45%, 03/15/2043	757,838
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029(g)	2,261,903
765,000	2.50%, 09/01/2030	763,131
210,000	2.85%, 04/27/2031	213,556
580,000	Hecla Mining Co 7.25%, 02/15/2028	633,650
350,000	INEOS Group Holdings SA(b) 5.63%, 08/01/2024	351,225
270,000	INEOS Quattro Finance 2 PLC(b) 3.38%, 01/15/2026	273,572
625,000	International Flavors & Fragrances Inc(b) 2.30%, 11/01/2030	621,473
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	789,217
310,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	333,135
165,000	Novelis Corp(b) 4.75%, 01/30/2030	173,250
645,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	649,031
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	98,520
590,000	Steel Dynamics Inc 3.45%, 04/15/2030	641,830
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	582,056
625,000	Taseko Mines Ltd(b)(g) 7.00%, 02/15/2026	651,563
545,000	Teck Resources Ltd 6.13%, 10/01/2035	701,646
315,000	United States Steel Corp 6.88%, 03/01/2029	337,050
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	103,950
		20,202,007
Communications — 6.24%
420,000	Altice France Holding SA(b)(g) 6.00%, 02/15/2028	418,236
	Altice France SA(b)
200,000	5.13%, 01/15/2029	201,000
200,000	5.13%, 07/15/2029	200,980
305,000	AMC Networks Inc 4.25%, 02/15/2029	307,669
1,684,000	AT&T Inc(b) 3.65%, 09/15/2059	1,707,742
385,000	Baidu Inc 3.43%, 04/07/2030	416,530
355,000	Bharti Airtel Ltd(b) 3.25%, 06/03/2031	352,169
Principal Amount(a)		Fair Value
Communications — (continued)
$ 200,000	Block Communications Inc(b) 4.88%, 03/01/2028	$ 204,000
850,000	Booking Holdings Inc 4.63%, 04/13/2030	1,014,284
570,000	Cable Onda SA(b) 4.50%, 01/30/2030	601,008
480,000	Cars.com Inc(b) 6.38%, 11/01/2028	511,939
	CCO Holdings LLC / CCO Holdings Capital Corp
60,000	5.38%, 06/01/2029(b)	65,586
705,000	4.75%, 03/01/2030(b)	745,537
575,000	4.50%, 08/15/2030(b)	598,698
970,000	4.25%, 02/01/2031(b)	988,187
45,000	4.50%, 05/01/2032	46,631
	Charter Communications Operating LLC / Charter Communications Operating Capital
765,000	5.13%, 07/01/2049	911,039
2,435,000	4.80%, 03/01/2050	2,796,717
740,000	4.40%, 12/01/2061	795,119
10,000	Clear Channel Outdoor Holdings Inc(b)(g) 7.75%, 04/15/2028	10,475
1,055,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	1,081,607
530,000	CommScope Inc(b) 7.13%, 07/01/2028	574,388
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	220,106
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	719,406
510,000	5.75%, 01/15/2030	529,763
610,000	4.13%, 12/01/2030	606,188
800,000	4.63%, 12/01/2030	784,888
	Diamond Sports Group LLC / Diamond Sports Finance Co(b)
315,000	5.38%, 08/15/2026	203,963
605,000	6.63%, 08/15/2027	297,137
	DISH DBS Corp
580,000	5.00%, 03/15/2023	607,045
495,000	5.13%, 06/01/2029(b)	488,778
	Expedia Group Inc
75,000	4.63%, 08/01/2027	84,761
400,000	3.80%, 02/15/2028	435,036
1,575,000	3.25%, 02/15/2030	1,645,161
300,000	2.95%, 03/15/2031	303,994
700,000	Frontier Communications Holdings LLC(b) 6.75%, 05/01/2029	744,289
600,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	596,100
	iHeartCommunications Inc
130,000	6.38%, 05/01/2026	138,288
795,000	8.38%, 05/01/2027(g)	851,644

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 400,000	5.25%, 08/15/2027(b)	$ 418,160
200,000	4.75%, 01/15/2028(b)	205,750
	Lamar Media Corp
70,000	3.75%, 02/15/2028	71,225
70,000	4.00%, 02/15/2030	70,848
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	93,413
390,000	4.25%, 07/01/2028	395,756
280,000	3.63%, 01/15/2029	270,200
	Motorola Solutions Inc
377,000	4.60%, 02/23/2028	439,327
175,000	4.60%, 05/23/2029	204,038
	Netflix Inc
210,000	4.88%, 04/15/2028	244,125
315,000	5.88%, 11/15/2028	386,640
55,000	6.38%, 05/15/2029	70,249
60,000	5.38%, 11/15/2029(b)	72,876
980,000	4.88%, 06/15/2030(b)	1,165,514
460,000	Nexstar Broadcasting Inc(b)(g) 4.75%, 11/01/2028	472,650
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b)
65,000	6.00%, 02/15/2028(g)	65,142
285,000	10.75%, 06/01/2028	320,625
500,000	Plantronics Inc(b)(g) 4.75%, 03/01/2029	496,365
	Radiate Holdco LLC / Radiate Finance Inc(b)
110,000	4.50%, 09/15/2026	113,850
365,000	6.50%, 09/15/2028	383,487
25,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	27,243
70,000	Sprint Capital Corp 6.88%, 11/15/2028	89,775
535,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	615,090
	Telesat Canada / Telesat LLC(b)
945,000	6.50%, 10/15/2027(g)	900,112
40,000	5.63%, 12/06/2026	40,150
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	45,274
235,000	5.50%, 09/01/2041	291,278
245,000	4.50%, 09/15/2042	272,329
525,000	Telefonica Emisiones SA 7.05%, 06/20/2036	755,877
	T-Mobile USA Inc
110,000	4.50%, 02/01/2026	112,103
1,590,000	3.38%, 04/15/2029	1,640,870
1,915,000	3.88%, 04/15/2030	2,140,625
1,220,000	3.50%, 04/15/2031	1,262,151
395,000	TripAdvisor Inc(b) 7.00%, 07/15/2025	425,020
	Uber Technologies Inc(b)
795,000	7.50%, 05/15/2025	857,964
560,000	8.00%, 11/01/2026	603,400
335,000	7.50%, 09/15/2027	368,158
Principal Amount(a)		Fair Value
Communications — (continued)
$ 190,000	6.25%, 01/15/2028(g)	$ 204,480
610,000	Univision Communications Inc(b) 5.13%, 02/15/2025	622,322
	ViacomCBS Inc
120,000	4.20%, 06/01/2029	138,421
1,005,000	4.95%, 01/15/2031	1,211,345
640,000	ViaSat Inc(b) 5.63%, 09/15/2025	652,160
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	479,888
		43,522,363
Consumer, Cyclical — 5.81%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	121,500
210,000	4.38%, 01/15/2028	212,888
150,000	4.00%, 10/15/2030	145,125
720,604	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	797,623
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	437,377
	Ambience Merger Sub Inc(b)
115,000	4.88%, 07/15/2028	115,288
560,000	7.13%, 07/15/2029	565,600
365,000	American Airlines Group Inc(b)(g) 5.00%, 06/01/2022	365,464
810,000	American Airlines Inc(b) 11.75%, 07/15/2025	1,016,550
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
235,000	5.50%, 04/20/2026	248,806
215,000	5.75%, 04/20/2029	232,469
	American Airlines Pass Through Trust
	Series 2016-1 Class B
729,309	5.25%, 01/15/2024	716,609
	Series 2017-2 Class B
358,791	3.70%, 10/15/2025	347,921
	Series 2016-3 Class B
987,641	3.75%, 10/15/2025	953,428
445,000	Aston Martin Capital Holdings Ltd(b)(g) 10.50%, 11/30/2025	495,503
140,000	AutoNation Inc 4.75%, 06/01/2030	165,578
790,000	AutoZone Inc 4.00%, 04/15/2030	897,887
515,000	BCPE Ulysses Intermediate Inc(b)(h) 7.75%, 04/01/2027 PIK rate, 8.50%	527,875
282,129	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	280,099

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Caesars Entertainment Inc(b)
$ 180,000	6.25%, 07/01/2025	$ 190,800
170,000	8.13%, 07/01/2027	189,074
655,000	Carnival Corp(b) 5.75%, 03/01/2027	686,112
	Carvana Co(b)
690,000	5.63%, 10/01/2025	716,737
695,000	5.88%, 10/01/2028(g)	731,279
510,000	Cinemark USA Inc(b) 5.88%, 03/15/2026	533,689
310,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	337,962
425,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	480,250
495,000	Delta Air Lines Inc(g) 3.75%, 10/28/2029	494,203
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,296,717
300,000	Dollar General Corp 3.50%, 04/03/2030	329,572
590,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	614,986
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	215,851
	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp(b)
160,000	5.38%, 04/01/2026	158,600
195,000	5.88%, 04/01/2029	192,563
	Ford Motor Co
556,000	9.00%, 04/22/2025	685,476
105,000	9.63%, 04/22/2030	150,675
370,000	Ford Motor Credit Co LLC 4.13%, 08/17/2027	392,488
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	650,000
	General Motors Co
90,000	5.20%, 04/01/2045	111,237
950,000	5.40%, 04/01/2048	1,210,047
810,000	5.95%, 04/01/2049	1,102,640
	General Motors Financial Co Inc(i)
50,000	5.70%, Perpetual	56,000
30,000	5.75%, Perpetual	32,652
765,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	761,527
305,000	Golden Nugget Inc(b)(g) 8.75%, 10/01/2025	321,812
	Goodyear Tire & Rubber Co
765,000	4.88%, 03/15/2027	810,648
105,000	5.00%, 07/15/2029(b)	109,935
155,000	5.25%, 07/15/2031(b)	161,975
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	519,568
140,000	3.63%, 02/15/2032	138,250
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
$ 740,000	5.00%, 06/01/2029	$ 756,650
105,000	4.88%, 07/01/2031	104,725
	Hyatt Hotels Corp
50,000	5.38%, 04/23/2025	56,452
85,000	5.75%, 04/23/2030	103,180
315,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	317,426
30,000	LCM Investments Holdings II LLC(b) 4.88%, 05/01/2029	30,750
905,000	Live Nation Entertainment Inc(b)(g) 4.75%, 10/15/2027	937,806
580,000	M/I Homes Inc 4.95%, 02/01/2028	605,085
175,000	Magic Mergeco Inc(b) 7.88%, 05/01/2029	180,469
	Marriott International Inc
205,000	5.75%, 05/01/2025	236,631
190,000	4.63%, 06/15/2030	218,823
305,000	2.85%, 04/15/2031	309,725
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	258,506
480,000	Mohegan Gaming & Entertainment(b) 8.00%, 02/01/2026	501,552
140,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	138,384
690,000	NCL Corp Ltd(b) 5.88%, 03/15/2026	722,775
325,000	NCL Finance Ltd(b)(g) 6.13%, 03/15/2028	340,584
490,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	523,075
85,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(b) 8.50%, 11/15/2027	91,290
205,000	Penn National Gaming Inc(b) 4.13%, 07/01/2029	204,744
300,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	330,750
	PulteGroup Inc
415,000	7.88%, 06/15/2032	595,732
1,200,000	6.00%, 02/15/2035	1,574,916
50,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(b) 4.88%, 11/01/2026	50,699
	Royal Caribbean Cruises Ltd(b)
350,000	9.13%, 06/15/2023	384,125
75,000	4.25%, 07/01/2026	74,906
780,000	5.50%, 04/01/2028	816,894

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Scientific Games International Inc(b)
$ 315,000	8.25%, 03/15/2026	$ 337,831
930,000	7.00%, 05/15/2028	1,015,746
15,000	7.25%, 11/15/2029	16,920
465,000	Station Casinos LLC(b)(g) 4.50%, 02/15/2028	472,926
580,000	Tenneco Inc(b) 5.13%, 04/15/2029	596,002
	Travel + Leisure Co
180,000	6.63%, 07/31/2026(b)	203,940
50,000	6.00%, 04/01/2027	54,929
395,000	4.63%, 03/01/2030(b)	407,127
200,000	Tupy Overseas SA(b) 4.50%, 02/16/2031	199,252
430,000	Under Armour Inc 3.25%, 06/15/2026	445,514
	United Airlines Inc(b)
200,000	4.38%, 04/15/2026	207,036
265,000	4.63%, 04/15/2029	274,275
	US Airways Pass Through Trust
	Series 2011-1 Class A
144,964	7.13%, 10/22/2023	153,001
	Series 2012-1 Class A
343,019	5.90%, 10/01/2024	358,415
415,000	Volkswagen Group of America Finance LLC(b) 3.35%, 05/13/2025	447,830
495,000	Wynn Macau Ltd(b) 5.63%, 08/26/2028	516,038
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	487,130
555,000	3.63%, 03/15/2031	552,225
255,000	4.63%, 01/31/2032	267,750
		40,507,456
Consumer, Non-Cyclical — 5.50%
525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	546,934
650,000	Adtalem Global Education Inc(b) 5.50%, 03/01/2028	660,108
485,000	Akumin Inc(b) 7.00%, 11/01/2025	503,522
190,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	192,708
	Allied Universal Holdco LLC / Allied Universal Finance Corp(b)
675,000	6.63%, 07/15/2026	715,655
200,000	6.00%, 06/01/2029	202,758
	Ashtead Capital Inc(b)
650,000	4.38%, 08/15/2027	680,875
415,000	4.25%, 11/01/2029	448,200
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 620,000	BAT Capital Corp 4.91%, 04/02/2030	$ 712,278
180,000	Bausch Health Americas Inc(b) 9.25%, 04/01/2026	195,786
595,000	Bausch Health Cos Inc(b) 7.00%, 01/15/2028	612,850
460,000	Carriage Services Inc(b) 4.25%, 05/15/2029	459,301
185,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	179,150
	Centene Corp
375,000	4.63%, 12/15/2029	412,414
260,000	3.00%, 10/15/2030	267,093
1,165,000	2.50%, 03/01/2031	1,148,981
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	116,581
120,000	4.00%, 03/15/2031	124,840
775,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	794,375
535,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	556,619
	CHS / Community Health Systems Inc(b)
365,000	6.63%, 02/15/2025	385,984
375,000	6.88%, 04/15/2029	392,426
65,000	6.13%, 04/01/2030	65,975
415,000	4.75%, 02/15/2031	416,556
767,000	CoStar Group Inc(b) 2.80%, 07/15/2030	779,165
1,200,000	CVS Health Corp 3.25%, 08/15/2029	1,302,049
465,000	DaVita Inc(b) 4.63%, 06/01/2030	478,122
250,000	Deluxe Corp(b) 8.00%, 06/01/2029	271,250
	Encompass Health Corp
465,000	4.50%, 02/01/2028	482,424
75,000	4.75%, 02/01/2030	79,688
275,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(b) 6.13%, 04/01/2029	269,500
360,000	Gartner Inc(b) 3.75%, 10/01/2030	368,320
	HCA Inc
200,000	7.50%, 12/15/2023	229,000
310,000	7.05%, 12/01/2027	379,750
570,000	4.13%, 06/15/2029	641,863
2,560,000	5.25%, 06/15/2049	3,263,211
600,000	Herbalife Nutrition Ltd / HLF Financing Inc(b) 7.88%, 09/01/2025	652,500
225,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	226,688
860,000	Hologic Inc(b) 3.25%, 02/15/2029	852,475

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 395,000	Illumina Inc 2.55%, 03/23/2031	$ 400,964
285,000	Jaguar Holding Co II / PPD Development LP(b) 5.00%, 06/15/2028	308,917
200,000	Jazz Securities Designated Activity Co(b) 4.38%, 01/15/2029	207,360
260,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 3.75%, 12/01/2031	266,045
260,000	Kimberly-Clark de Mexico SAB de CV(b) 2.43%, 07/01/2031	257,423
	Kraft Heinz Foods Co
505,000	3.88%, 05/15/2027	554,881
140,000	5.00%, 06/04/2042	170,954
695,000	5.20%, 07/15/2045	862,802
970,000	4.38%, 06/01/2046	1,099,203
1,005,000	4.88%, 10/01/2049	1,220,021
190,000	Lannett Co Inc(b)(g) 7.75%, 04/15/2026	189,130
	Legacy LifePoint Health LLC(b)
5,000	6.75%, 04/15/2025	5,328
280,000	4.38%, 02/15/2027	283,360
325,000	Metis Merger Sub LLC(b) 6.50%, 05/15/2029	320,076
280,000	Mylan Inc 5.20%, 04/15/2048	344,555
365,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	374,125
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
186,000	7.38%, 06/01/2025	199,718
81,000	7.25%, 02/01/2028	88,472
325,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	332,257
500,000	Post Holdings Inc(b) 4.50%, 09/15/2031	499,175
75,000	Prime Healthcare Services Inc(b) 7.25%, 11/01/2025	81,194
60,000	Sabre Global Inc(b) 9.25%, 04/15/2025	71,330
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	100,823
350,000	Square Inc(b) 3.50%, 06/01/2031	353,063
720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	734,400
515,000	Team Health Holdings Inc(b)(g) 6.38%, 02/01/2025	489,796
	Tenet Healthcare Corp(b)
40,000	7.50%, 04/01/2025	43,205
140,000	4.88%, 01/01/2026	145,208
105,000	6.25%, 02/01/2027	109,594
160,000	6.13%, 10/01/2028	170,502
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,140,000	Terminix Co LLC 7.45%, 08/15/2027	$ 1,333,800
	Teva Pharmaceutical Finance Netherlands III BV
200,000	7.13%, 01/31/2025	220,500
1,385,000	3.15%, 10/01/2026	1,317,481
2,550,000	4.10%, 10/01/2046	2,234,437
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	537,370
175,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	175,438
485,000	Turning Point Brands Inc(b) 5.63%, 02/15/2026	500,762
155,000	United Rentals North America Inc 4.00%, 07/15/2030	159,650
50,000	Utah Acquisition Sub Inc 5.25%, 06/15/2046	60,894
480,000	Vector Group Ltd(b) 5.75%, 02/01/2029	488,981
		38,381,168
Energy — 5.89%
	Aker BP ASA(b)
200,000	3.00%, 01/15/2025	209,925
605,000	2.88%, 01/15/2026	637,235
615,000	3.75%, 01/15/2030	663,637
730,000	4.00%, 01/15/2031	801,821
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	624,800
589,990	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	668,731
	Antero Midstream Partners LP / Antero Midstream Finance Corp(b)
215,000	7.88%, 05/15/2026	240,286
600,000	5.75%, 01/15/2028	631,362
	Antero Resources Corp(b)
255,000	8.38%, 07/15/2026	290,062
170,000	7.63%, 02/01/2029	188,700
205,000	5.38%, 03/01/2030	209,229
565,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	621,500
585,000	BP Capital Markets PLC(i) 4.88%, Perpetual	642,330
	Callon Petroleum Co
368,493	6.13%, 10/01/2024(g)	363,257
25,000	8.00%, 08/01/2028(b)	25,281
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	738,370
1,035,000	3.70%, 11/15/2029	1,130,512
290,000	Cheniere Energy Inc(b) 4.63%, 10/15/2028	305,950
	Chesapeake Energy Corp(b)
485,000	5.50%, 02/01/2026	511,675

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 95,000	5.88%, 02/01/2029	$ 102,833
725,000	Cimarex Energy Co 4.38%, 03/15/2029	823,823
215,000	Citgo Holding Inc(b) 9.25%, 08/01/2024	219,300
435,000	Citgo Petroleum Corp(b) 7.00%, 06/15/2025	453,300
85,000	Colgate Energy Partners III LLC(b) 5.88%, 07/01/2029	88,188
	Continental Resources Inc
95,000	3.80%, 06/01/2024	100,463
300,000	4.38%, 01/15/2028	331,875
335,000	5.75%, 01/15/2031(b)	401,162
495,000	Coronado Finance Proprietary Ltd(b) 10.75%, 05/15/2026	527,175
	CrownRock LP / CrownRock Finance Inc(b)
500,000	5.63%, 10/15/2025	517,500
280,000	5.00%, 05/01/2029	294,070
710,000	CSI Compressco LP / CSI Compressco Finance Inc(b) 7.50%, 04/01/2025	720,650
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	462,150
250,000	Diamondback Energy Inc 3.13%, 03/24/2031	259,089
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	533,469
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	369,486
470,000	5.88%, 03/30/2031	482,690
	Energy Transfer LP
650,000	6.50%, Perpetual(i)	662,675
110,000	3.75%, 05/15/2030	119,492
315,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	329,912
	EQM Midstream Partners LP(b)
160,000	6.00%, 07/01/2025	174,000
180,000	6.50%, 07/01/2027	200,700
130,000	4.50%, 01/15/2029	132,259
145,000	4.75%, 01/15/2031	149,414
	EQT Corp
50,000	3.13%, 05/15/2026(b)	51,236
35,000	5.00%, 01/15/2029(g)	39,024
105,000	3.63%, 05/15/2031(b)	109,463
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	78,827
360,000	Hess Corp 5.60%, 02/15/2041	449,379
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
355,000	5.75%, 02/01/2029	370,087
355,000	6.00%, 02/01/2031	376,300
825,000	HollyFrontier Corp 5.88%, 04/01/2026	954,343
Principal Amount(a)		Fair Value
Energy — (continued)
$ 480,000	Indigo Natural Resources LLC(b) 5.38%, 02/01/2029	$ 501,600
1,315,000	KazMunayGas National Co JSC(b)(g) 4.75%, 04/19/2027	1,499,718
590,000	Kinder Morgan Inc 7.75%, 01/15/2032	846,399
650,000	Kosmos Energy Ltd(b) 7.50%, 03/01/2028	641,875
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	280,181
	Lundin Energy Finance BV(b)
530,000	2.00%, 07/15/2026	530,848
380,000	3.10%, 07/15/2031	383,852
460,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	474,375
145,000	MPLX LP 4.88%, 06/01/2025	163,681
440,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	456,500
40,000	Oasis Petroleum Inc(b) 6.38%, 06/01/2026	41,709
	Occidental Petroleum Corp
145,000	2.90%, 08/15/2024	148,263
60,000	3.50%, 06/15/2025	61,350
15,000	5.50%, 12/01/2025	16,575
10,000	5.55%, 03/15/2026	11,050
285,000	3.50%, 08/15/2029	286,026
490,000	6.63%, 09/01/2030	588,000
300,000	6.13%, 01/01/2031(g)	352,959
410,000	4.50%, 07/15/2044	394,625
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	251,740
70,000	6.20%, 09/15/2043	91,838
	Ovintiv Inc
90,000	8.13%, 09/15/2030	122,651
20,000	7.20%, 11/01/2031	26,317
20,000	7.38%, 11/01/2031	26,554
75,000	6.50%, 08/15/2034	99,009
160,000	6.63%, 08/15/2037	213,485
30,000	6.50%, 02/01/2038	39,941
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	452,575
620,000	Patterson-UTI Energy Inc(g) 5.15%, 11/15/2029	648,310
840,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	1,094,379
395,000	Petrobras Global Finance BV 7.38%, 01/17/2027	486,837
1,800,000	Petroleos de Venezuela SA(b)(j) 6.00%, 05/16/2024	76,500
	Petroleos Mexicanos
1,985,000	6.50%, 03/13/2027	2,095,167
1,105,000	5.95%, 01/28/2031	1,073,507
595,000	6.38%, 01/23/2045	511,700

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 510,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	$ 558,638
	Plains All American Pipeline LP / PAA Finance Corp
825,000	3.80%, 09/15/2030	882,798
390,000	4.30%, 01/31/2043	393,979
415,000	4.70%, 06/15/2044	439,652
35,000	4.90%, 02/15/2045	38,037
	Sabine Pass Liquefaction LLC
420,000	4.20%, 03/15/2028	474,319
1,000,000	4.50%, 05/15/2030	1,154,052
770,000	Saudi Arabian Oil Co(b) 2.25%, 11/24/2030	755,655
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
305,000	5.88%, 04/15/2026	320,345
160,000	4.88%, 02/01/2031(b)	173,200
195,000	4.00%, 01/15/2032(b)	200,587
275,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	288,063
		41,058,418
Financial — 14.60%
540,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	550,800
330,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust(g) 3.65%, 07/21/2027	352,533
100,000	AGFC Capital Trust I(b)(e) 1.93%, 01/15/2067 3-mo. LIBOR + 1.75%	64,578
	Air Lease Corp
640,000	4.65%, Perpetual(g)(i)	663,200
595,000	3.38%, 07/01/2025	639,108
10,000	4.63%, 10/01/2028	11,266
95,000	3.25%, 10/01/2029	99,009
380,000	3.00%, 02/01/2030(g)	385,444
1,275,000	3.13%, 12/01/2030	1,295,279
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(i)	217,150
1,210,000	4.25%, 06/15/2026	1,313,972
665,000	Allstate Corp 5.75%, 08/15/2053	724,019
	Ally Financial Inc
2,498,000	4.70%, Perpetual(i)	2,571,721
265,000	4.63%, 03/30/2025	296,709
2,795,000	5.80%, 05/01/2025	3,248,018
945,000	American Assets Trust LP REIT 3.38%, 02/01/2031	972,617
120,000	American Homes 4 Rent 2.38%, 07/15/2031	118,216
Principal Amount(a)		Fair Value
Financial — (continued)
$ 635,000	American Tower Corp REIT 2.10%, 06/15/2030	$ 624,454
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,218,553
1,245,000	Ares Capital Corp 2.88%, 06/15/2028	1,263,700
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	794,637
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	620,069
930,000	2.45%, 08/20/2027	959,611
1,150,000	2.55%, 11/19/2030	1,156,350
385,000	Athene Holding Ltd 3.50%, 01/15/2031	410,467
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	602,918
	Aviation Capital Group LLC(b)
910,000	5.50%, 12/15/2024	1,028,600
205,000	1.95%, 01/30/2026	205,055
438,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	476,101
400,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	438,004
760,000	Banco Internacional del Peru SAA Interbank(b) 4.00%, 07/08/2030	754,300
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	618,379
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,971,390
	Bank of America Corp
75,000	4.45%, 03/03/2026	85,185
715,000	4.18%, 11/25/2027	801,084
555,000	3.42%, 12/20/2028	604,456
665,000	Bank of New York Mellon Corp(i) 4.70%, Perpetual	725,681
	Barclays PLC
200,000	5.09%, 06/20/2030	233,098
985,000	3.56%, 09/23/2035	1,026,212
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	202,270
570,000	5.13%, 01/18/2033	594,681
980,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	972,606
	Brighthouse Financial Inc
112,000	3.70%, 06/22/2027	121,780
433,000	5.63%, 05/15/2030	526,847
	Brixmor Operating Partnership LP REIT
1,335,000	4.13%, 05/15/2029	1,495,642
75,000	4.05%, 07/01/2030	83,914
490,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	499,800
425,000	Capital Farm Credit ACA(b)(i) 5.00%, Perpetual	440,937

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 590,000	Citadel LP(b) 4.88%, 01/15/2027	$ 637,402
350,000	Citigroup Inc(i) 6.25%, Perpetual	408,965
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	570,470
832,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	838,278
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	492,795
1,130,000	2.25%, 01/15/2031	1,115,342
25,000	2.50%, 07/15/2031	25,178
295,000	Danske Bank A/S(b) 3.24%, 12/20/2025	313,967
	Deutsche Bank AG
490,000	2.22%, 09/18/2024	503,240
290,000	3.55%, 09/18/2031	308,696
325,000	3.04%, 05/28/2032	330,476
300,000	Discover Financial Services(i) 6.13%, Perpetual	336,660
118,063	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	118,580
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 3.88%, 02/15/2026	1,003,426
700,000	EPR Properties REIT 4.75%, 12/15/2026	758,647
	Equinix Inc REIT
880,000	3.20%, 11/18/2029	943,892
615,000	2.15%, 07/15/2030	611,074
665,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	764,967
585,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	673,569
525,000	Fidelity National Financial Inc 3.40%, 06/15/2030	565,148
425,000	FS KKR Capital Corp 3.40%, 01/15/2026	439,458
1,360,000	GE Capital Funding LLC 4.40%, 05/15/2030	1,584,852
510,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	562,807
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	495,286
108,000	5.75%, 06/01/2028	128,505
280,000	5.30%, 01/15/2029	326,200
575,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	837,299
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
575,000	6.25%, 05/15/2026	610,075
95,000	5.25%, 05/15/2027(b)	98,088
535,000	5.25%, 05/15/2027	552,385
Principal Amount(a)		Fair Value
Financial — (continued)
$ 65,000	4.38%, 02/01/2029(b)	$ 64,675
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	701,800
	Iron Mountain Inc REIT(b)
375,000	5.00%, 07/15/2028	389,231
530,000	5.25%, 07/15/2030	561,047
570,000	iStar Inc REIT 4.25%, 08/01/2025	586,387
660,000	Itau Unibanco Holding SA(b) 3.88%, 04/15/2031	655,057
	Jefferies Group LLC
705,000	6.45%, 06/08/2027	877,949
1,140,000	6.25%, 01/15/2036	1,523,559
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(i)	355,451
630,000	1.58%, 04/22/2027	633,264
1,625,000	1.95%, 02/04/2032	1,578,198
875,000	KeyCorp (i) 5.00%, Perpetual	974,225
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,291,441
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
125,000	5.25%, 10/01/2025	127,188
795,000	4.25%, 02/01/2027	793,875
715,000	Lincoln National Corp(e) 2.23%, 04/20/2067 3-mo. LIBOR + 2.04%	608,644
600,000	MBIA Insurance Corp(b)(e)(j) 11.44%, 01/15/2033 3-mo. LIBOR + 11.26%	176,250
	MetLife Inc
565,000	3.85%, Perpetual(i)	593,956
340,000	5.88%, Perpetual(g)(i)	391,949
245,000	9.25%, 04/08/2038(b)	371,534
915,000	10.75%, 08/01/2039	1,582,086
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
85,000	4.63%, 06/15/2025(b)	90,811
195,000	5.75%, 02/01/2027	216,961
660,000	3.88%, 02/15/2029(b)	670,276
665,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	695,949
	Morgan Stanley
1,950,000	4.35%, 09/08/2026	2,207,919
285,000	3.95%, 04/23/2027	318,450
195,000	MPT Operating Partnership LP / MPT Finance Corp REIT 4.63%, 08/01/2029	208,740
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,913,216
	Navient Corp
265,000	6.13%, 03/25/2024	286,004
10,000	5.88%, 10/25/2024	10,788
295,000	6.75%, 06/15/2026	329,294

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 790,000	5.00%, 03/15/2027	$ 817,452
415,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	415,171
433,000	Office Properties Income Trust REIT 2.65%, 06/15/2026	439,329
	OneMain Finance Corp
405,000	6.88%, 03/15/2025	457,083
535,000	7.13%, 03/15/2026	623,120
	Owl Rock Capital Corp
630,000	2.63%, 01/15/2027	631,622
645,000	2.88%, 06/11/2028	640,160
295,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	291,242
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	712,082
785,000	Prospect Capital Corp 3.71%, 01/22/2026	806,444
	Prudential Financial Inc
470,000	5.88%, 09/15/2042	496,844
390,000	5.63%, 06/15/2043	418,530
1,045,000	Quicken Loans LLC(b) 5.25%, 01/15/2028	1,097,250
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b)
820,000	3.63%, 03/01/2029	809,750
1,300,000	3.88%, 03/01/2031	1,309,737
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	616,043
815,000	Retail Properties of America Inc REIT 4.75%, 09/15/2030	902,845
380,000	Santander Holdings USA Inc 4.40%, 07/13/2027	427,047
905,000	SBA Communications Corp REIT(b) 3.13%, 02/01/2029	872,480
755,000	Service Properties Trust REIT(g) 4.95%, 02/15/2027	751,225
370,000	Simon Property Group LP REIT(g) 2.65%, 07/15/2030	383,226
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	153,899
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,940,190
2,475,000	4.25%, 08/19/2026	2,707,821
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	905,972
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,339,026
895,000	3.27%, 02/18/2036	897,732
290,000	Synovus Financial Corp 5.90%, 02/07/2029	314,611
980,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	1,018,171
Principal Amount(a)		Fair Value
Financial — (continued)
$ 730,000	Truist Financial Corp(i) 5.10%, Perpetual	$ 820,337
1,215,000	Wells Fargo & Co(i) 3.90%, Perpetual	1,257,889
815,000	Weyerhaeuser Co REIT(g) 4.00%, 04/15/2030	927,381
765,000	Zions Bancorp NA 3.25%, 10/29/2029	801,749
		101,825,781
Industrial — 4.19%
940,000	ARD Finance SA(b)(h) 6.50%, 06/30/2027 PIK rate, 7.25%	987,000
	Boeing Co
1,545,000	2.20%, 02/04/2026	1,559,767
30,000	3.10%, 05/01/2026	31,715
170,000	2.25%, 06/15/2026	173,553
150,000	3.20%, 03/01/2029	157,425
220,000	2.95%, 02/01/2030	225,258
935,000	5.15%, 05/01/2030	1,107,185
555,000	3.63%, 02/01/2031	596,918
115,000	3.50%, 03/01/2039	115,244
40,000	5.71%, 05/01/2040	51,515
490,000	3.38%, 06/15/2046	471,601
105,000	3.65%, 03/01/2047	102,991
285,000	3.63%, 03/01/2048	284,762
160,000	3.85%, 11/01/2048	164,191
290,000	3.90%, 05/01/2049	305,384
1,025,000	3.75%, 02/01/2050	1,057,236
1,260,000	5.81%, 05/01/2050	1,696,755
95,000	3.83%, 03/01/2059	96,937
240,000	3.95%, 08/01/2059	251,096
180,000	5.93%, 05/01/2060	248,555
640,000	Carrier Global Corp 2.72%, 02/15/2030	663,498
	Cemex SAB de CV(b)
375,000	5.13%, Perpetual(i)	387,075
400,000	5.45%, 11/19/2029	439,800
885,000	5.20%, 09/17/2030	973,146
1,400,000	3.88%, 07/11/2031	1,423,100
500,000	Cleaver-Brooks Inc(b)(g) 7.88%, 03/01/2023	495,040
510,000	CP Atlas Buyer Inc(b) 7.00%, 12/01/2028	528,487
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	195,388
950,000	5.40%, 02/01/2027	1,012,358
	General Electric Co
840,000	3.45%, Perpetual(e)(i) 3-mo. LIBOR + 3.33%	823,200
355,000	3.63%, 05/01/2030	395,853
	Huntington Ingalls Industries Inc
380,000	3.84%, 05/01/2025	414,094
235,000	4.20%, 05/01/2030	268,396

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 620,000	Indian Railway Finance Corp Ltd(b) 2.80%, 02/10/2031	$ 599,224
	Jabil Inc
310,000	1.70%, 04/15/2026	312,296
540,000	3.00%, 01/15/2031	555,847
205,000	Keysight Technologies Inc 3.00%, 10/30/2029	216,739
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	505,760
815,000	Louisiana-Pacific Corp(b) 3.63%, 03/15/2029	820,094
530,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	519,400
502,000	Owens Corning 7.00%, 12/01/2036	728,534
300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	304,525
	Spirit AeroSystems Inc
455,000	5.50%, 01/15/2025(b)	483,438
680,000	7.50%, 04/15/2025(b)	725,900
60,000	4.60%, 06/15/2028(g)	58,800
702,500	Stanley Black & Decker Inc 4.00%, 03/15/2060	747,460
1,320,000	Textron Inc 3.00%, 06/01/2030	1,388,428
470,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	487,037
	TransDigm Inc
435,000	5.50%, 11/15/2027	453,488
335,000	4.63%, 01/15/2029(b)	335,117
	Trident TPI Holdings Inc(b)
400,000	9.25%, 08/01/2024	418,000
435,000	6.63%, 11/01/2025(g)	445,875
683,000	Vontier Corp(b) 2.95%, 04/01/2031	685,049
210,000	Vulcan Materials Co 3.50%, 06/01/2030	231,483
450,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	465,750
		29,192,767
Technology — 2.19%
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	368,375
	Broadcom Inc
1,115,000	4.15%, 11/15/2030	1,250,378
563,000	2.45%, 02/15/2031(b)	553,257
1,000,000	4.30%, 11/15/2032	1,138,726
840,000	Citrix Systems Inc 3.30%, 03/01/2030	883,745
290,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	441,996
75,000	Elastic NV 4.13%, 07/15/2029	75,000
Principal Amount(a)		Fair Value
Technology — (continued)
$ 625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	$ 839,596
780,000	HP Inc 3.40%, 06/17/2030	835,406
470,000	J2 Global Inc(b) 4.63%, 10/15/2030	486,591
	Marvell Technology Inc(b)
390,000	2.45%, 04/15/2028	397,492
330,000	2.95%, 04/15/2031	342,002
595,000	Microchip Technology Inc(b) 0.98%, 09/01/2024	592,115
	Micron Technology Inc
170,000	5.33%, 02/06/2029	205,338
1,755,000	4.66%, 02/15/2030	2,039,925
265,000	MicroStrategy Inc(b)(g) 6.13%, 06/15/2028	265,000
535,000	NCR Corp(b) 5.13%, 04/15/2029	551,719
115,000	Open Text Corp(b) 3.88%, 02/15/2028	116,587
110,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	112,178
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	396,044
485,000	Rocket Software Inc(b) 6.50%, 02/15/2029	481,256
750,000	Science Applications International Corp(b) 4.88%, 04/01/2028	786,562
970,000	SK Hynix Inc(b) 2.38%, 01/19/2031	944,519
590,000	Veritas US Inc / Veritas Bermuda Ltd(b) 7.50%, 09/01/2025	614,337
515,000	Xerox Holdings Corp(b) 5.50%, 08/15/2028	535,080
		15,253,224
Utilities — 1.53%
	AES Corp(b)
260,000	3.95%, 07/15/2030	284,310
370,000	2.45%, 01/15/2031	366,082
	Calpine Corp(b)
235,000	4.50%, 02/15/2028	239,700
355,000	5.13%, 03/15/2028	361,213
955,000	3.75%, 03/01/2031	909,494
720,000	CMS Energy Corp 4.75%, 06/01/2050	802,350
70,000	Edison International 4.95%, 04/15/2025	77,499
995,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	1,049,725
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	224,612
380,000	National Fuel Gas Co 2.95%, 03/01/2031	382,204
	NRG Energy Inc(b)
390,000	4.45%, 06/15/2029	430,474
215,000	5.25%, 06/15/2029	228,706

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	Pacific Gas & Electric Co
$ 320,000	3.25%, 06/01/2031	$ 314,664
335,000	4.30%, 03/15/2045	321,467
40,000	4.95%, 07/01/2050	41,143
740,000	3.50%, 08/01/2050	659,533
925,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	1,003,162
340,000	PG&E Corp 5.25%, 07/01/2030	343,230
742,000	Southern Co 3.75%, 09/15/2051	746,749
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	167,951
545,000	6.63%, 01/15/2028	499,138
1,130,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	1,207,305
		10,660,711
TOTAL CORPORATE BONDS AND NOTES — 48.85% (Cost $315,170,833)		$340,603,895
CONVERTIBLE BONDS
Communications — 1.17%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,677,235
300,000	Expedia Group Inc(b)(g)(k) (1.60%), 02/15/2026	324,000
290,000	Liberty Media Corp(b) 0.50%, 12/01/2050	333,645
1,435,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,951,600
475,000	Twitter Inc(b)(k) 1.03%, 03/15/2026	453,031
410,000	Uber Technologies Inc(b)(k) (0.31%), 12/15/2025	415,740
		8,155,251
Consumer, Cyclical — 0.19%
210,000	JetBlue Airways Corp(b) 0.50%, 04/01/2026	209,265
335,000	Peloton Interactive Inc(b)(k) 0.74%, 02/15/2026	323,903
530,000	Southwest Airlines Co 1.25%, 05/01/2025	802,619
		1,335,787
Consumer, Non-Cyclical — 0.62%
	BioMarin Pharmaceutical Inc
480,000	0.60%, 08/01/2024	497,424
1,675,000	1.25%, 05/15/2027	1,678,228
215,000	Guardant Health Inc(b)(k) (1.90%), 11/15/2027	244,697
295,000	Ionis Pharmaceuticals Inc(b)(k) 0.44%, 04/01/2026	289,011
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 155,000	Livongo Health Inc 0.88%, 06/01/2025	$ 244,609
180,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	240,642
990,000	Teladoc Health Inc 1.25%, 06/01/2027	1,108,206
		4,302,817
Technology — 0.01%
115,000	Splunk Inc 1.13%, 06/15/2027	112,053
TOTAL CONVERTIBLE BONDS — 1.99% (Cost $13,448,945)		$ 13,905,908
FOREIGN GOVERNMENT BONDS AND NOTES
360,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	375,415
	Argentine Republic Government International Bond(c)
1,070,000	0.13%, 07/09/2035	338,666
1,105,000	0.13%, 07/09/2041	393,933
4,194 (l)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2025	889,859
590,000	Brazilian Government International Bond(g) 3.88%, 06/12/2030	594,956
	Colombia Government International Bond
1,110,000	3.13%, 04/15/2031	1,086,179
200,000	4.13%, 05/15/2051(g)	189,468
	Dominican Republic International Bond(b)
325,000	6.88%, 01/29/2026	376,545
365,000	5.95%, 01/25/2027	410,443
550,000	4.50%, 01/30/2030	562,380
205,000	5.88%, 01/30/2060	204,283
400,000	Ecuador Government International Bond(b)(c) 0.50%, 07/31/2035	274,000
	Egypt Government International Bond(b)
590,000	7.60%, 03/01/2029	647,643
560,000	8.50%, 01/31/2047	583,100
1,095,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,233,123
25,200,000	Export-Import Bank of Korea INR, 6.75%, 08/09/2022	344,590
425,000	Ghana Government International Bond(b) 8.13%, 03/26/2032	430,573
	Indonesia Government International Bond
765,000	4.35%, 01/08/2027(b)	865,721
1,620,000	2.85%, 02/14/2030	1,679,611

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 29,070,000	International Finance Corp INR, 5.85%, 11/25/2022	$ 396,178
645,000	Israel Government International Bond 2.75%, 07/03/2030	688,479
205,000	Kenya Government International Bond(b) 8.00%, 05/22/2032	230,615
317,717(m)	Mexican Bonos(g) MXN, 6.75%, 03/09/2023	1,622,343
	Mexico Government International Bond
430,000	2.66%, 05/24/2031	420,063
830,000	4.50%, 01/31/2050	882,124
1,595,000	3.77%, 05/24/2061	1,482,552
200,000	Mongolia Government International Bond(b) 4.45%, 07/07/2031	195,250
355,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	402,968
	Nigeria Government International Bond(b)
200,000	6.50%, 11/28/2027(g)	212,000
215,000	7.88%, 02/16/2032	231,448
1,105,000	Oman Government International Bond(b) 7.38%, 10/28/2032	1,261,081
	Pakistan Government International Bond(b)
365,000	8.25%, 09/30/2025	403,723
200,000	6.88%, 12/05/2027	207,568
	Panama Government International Bond
200,000	4.30%, 04/29/2053	221,546
315,000	3.87%, 07/23/2060	321,253
505,000	Philippine Government International Bond 3.70%, 03/01/2041	546,289
	Qatar Government International Bond(b)
415,000	3.75%, 04/16/2030	469,552
470,000	4.40%, 04/16/2050	572,060
355,000	Republic of South Africa Government International Bond(g) 5.88%, 06/22/2030	404,991
	Saudi Government International Bond(b)
625,000	3.63%, 03/04/2028	690,562
910,000	4.50%, 10/26/2046	1,065,837
	Turkey Government International Bond
360,000	4.88%, 10/09/2026	352,107
320,000	6.13%, 10/24/2028	325,120
850,000	7.63%, 04/26/2029	930,495
285,000	5.25%, 03/13/2030	270,194
1,060,000	Ukraine Government International Bond(b) 7.25%, 03/15/2033	1,103,674
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,700,000	Venezuela Government International Bond(j) 7.65%, 04/21/2025	$ 172,125
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.95% (Cost $28,060,486)		$ 27,562,685
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.15%
726,860	Ajax Mortgage Loan Trust(b)(d) Series 2021-A Class A1 1.07%, 09/25/2065	726,080
533,985	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	534,860
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
361,132	3.81%, 01/25/2049	367,632
	Series 2019-2 Class A1
492,004	3.35%, 04/25/2049	500,374
44,416	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	44,434
452,101	Bravo Residential Funding Trust(b)(c) Series 2021-A Class A1 1.99%, 10/25/2059	452,190
985,000	BX Trust(b)(d) Series 2019-OC11 Class D 4.08%, 12/09/2041	1,053,871
	Citigroup Mortgage Loan Trust(b)(d)
	Series 2018-A Class A1
89,782	4.00%, 01/25/2068	89,864
	Series 2019-IMC1 Class A1
308,177	2.72%, 07/25/2049	311,381
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	203,129
157,917	COLT Mortgage Loan Trust(b)(d) Series 2020-1 Class A1 2.49%, 02/25/2050	158,902
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
185,000	3.42%, 10/15/2045(b)	186,463
	Series 2012-LC4 Class B
160,000	4.93%, 12/10/2044(d)	160,593
100,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	99,765
	Credit Suisse Mortgage Trust(b)(d)
	Series 2019-RP10 Class A1
231,257	3.02%, 12/26/2059	232,564
	Series 2020-RPL3 Class A1
239,336	2.69%, 03/25/2060	242,419

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-RPL4 Class A1
$ 605,242	2.00%, 01/25/2060	$ 620,466
	Series 2021-RPL1 Class A1
373,366	1.67%, 09/27/2060	374,508
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.65%, 10/10/2034	245,061
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
171,713	3.05%, 11/25/2059	174,420
	Series 2021-2 Class A3
929,429	1.29%, 06/25/2066	930,065
130,000	Extended Stay America Trust(b)(e) Series 2021-ESH Class D 2.33%, 07/15/2038 1-mo. LIBOR + 2.25%	130,934
	Galton Funding Mortgage Trust(b)(d)
	Series 2018-2 Class A41
69,607	4.50%, 10/25/2058	69,856
	Series 2019-H1 Class A1
83,394	2.66%, 10/25/2059	84,846
	Series 2020-H1 Class A1
319,231	2.31%, 01/25/2060	324,973
315,699	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	325,210
	Goldman Sachs Mortgage Securities Corp Trust(d)
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	135,651
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033(b)	365,679
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	269,537
	Series 2020-NQM1 Class A3
405,155	2.35%, 09/27/2060(b)	410,863
430,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 4.57%, 12/15/2047	438,736
	JPMorgan Mortgage Trust(d)
	Series 2005-A5 Class 1A2
127,699	3.22%, 08/25/2035	132,349
	Series 2014-2 Class 2A2
381,056	3.50%, 06/25/2029(b)	389,181
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
383,385	3.25%, 11/25/2059(c)	385,611
	Series 2020-GS1 Class A1
410,089	2.88%, 10/25/2059(c)	413,039
	Series 2020-GS5 Class A1
106,194	3.25%, 06/25/2060	108,195
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-RPL1 Class A2
$ 200,000	3.25%, 09/25/2059(d)	$ 213,935
	LHOME Mortgage Trust(b)
	Series 2019-RTL1 Class A1
196,851	4.58%, 10/25/2023(c)	197,094
	Series 2021-RTL1 Class A1
515,000	2.09%, 09/25/2026(d)	514,200
	Mello Warehouse Securitization Trust(b)(e)
	Series 2021-1 Class C
420,000	1.20%, 02/25/2055 1-mo. LIBOR + 1.10%	420,695
	Series 2021-2 Class C
330,000	1.20%, 04/25/2055 1-mo. LIBOR + 1.10%	330,398
527,832	MetLife Securitization Trust(b)(d) Series 2019-1A Class A1A 3.75%, 04/25/2058	544,066
	Mill City Mortgage Loan Trust(b)(d)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	650,748
	Series 2019-GS1 Class A1
398,951	2.75%, 07/25/2059	410,545
100,000	Morgan Stanley Bank of America Commerical Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	99,438
75,000	Morgan Stanley Bank of America Merrill Lynch Trust(d) Series 2013-C12 Class C 4.92%, 10/15/2046	75,387
	New Residential Mortgage Loan Trust(b)(d)
	Series 2016-4A Class B1A
768,187	4.50%, 11/25/2056	844,633
	Series 2017-2A Class A3
1,389,595	4.00%, 03/25/2057	1,483,473
	Series 2021-NQ2R Class A1
456,224	0.94%, 09/25/2058	456,199
	Onslow Bay Mortgage Loan Trust(b)(d)
	Series 2018-EXP2 Class 1A1
207,139	4.00%, 07/25/2058	208,337
	Series 2019-INV1 Class A3
172,756	4.50%, 11/25/2048	178,399
238,098	OSAT Trust(b)(c) Series 2020-RPL1 Class A1 3.07%, 12/26/2059	239,910
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-2 Class A1
1,016,688	3.67%, 08/25/2025(c)	1,023,573
	Series 2020-3 Class A1
1,295,636	2.86%, 09/25/2025(c)	1,302,515
	Series 2020-5 Class A1
634,929	3.10%, 11/25/2025(c)	639,139

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-6 Class A1
$ 770,434	2.36%, 11/25/2025(c)	$ 772,273
	Series 2021-1 Class A1
610,197	2.12%, 01/25/2026(d)	611,299
	Series 2021-2 Class A1
831,258	2.12%, 03/25/2026(d)	832,737
	Series 2021-3 Class A1
631,508	1.87%, 04/25/2026(c)	634,607
539,429	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	545,491
263,521	RCO V Mortgage LLC(b)(c) Series 2020-1 Class A1 3.10%, 09/25/2025	265,632
680,495	Residential Mortgage Loan Trust(b)(d) Series 2019-2 Class A1 2.91%, 05/25/2059	690,981
274,894	Rocket Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	279,020
70,584	Sequoia Mortgage Trust(b)(d) Series 2019-CH2 Class A1 4.50%, 08/25/2049	71,158
707,546	SG Residential Mortgage Trust 2019-3(b)(d) Series 2019-3 Class A1 2.70%, 09/25/2059	710,646
335,000	Starwood Mortgage Residential Trust(b)(d) Series 2021-3 Class A3 1.52%, 06/25/2056	335,000
500,000	Toorak Mortgage Corp Ltd(b)(c) Series 2021-1 Class A1 2.24%, 06/25/2024	499,950
840,000	TVC Mortgage Trust(b)(c) Series 2020-RTL1 Class M 5.19%, 09/25/2024	839,743
780,000	UBS Commercial Mortgage Trust(b)(d) Series 2012-C1 Class D 5.75%, 05/10/2045	747,286
85,000	UBS-Barclays Commercial Mortgage Trust(b)(d) Series 2012-C2 Class BEC 4.97%, 05/10/2063	79,910
519,370	VCAT Asset Securitization LLC(b)(c) Series 2021-NPL3 Class A1 1.74%, 05/25/2051	519,370
	Verus Securitization Trust(b)(d)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059	315,864
	Series 2021-R3 Class A1
309,565	1.02%, 04/25/2064	309,243
412,979	Visio Trust(b) Series 2020-1R Class A2 1.57%, 11/25/2055	414,194
868,011	VOLT XCII LLC(b)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	868,062
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 456,444	VOLT XCIII LLC(b)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	$ 455,922
606,289	VOLT XCIV LLC(b)(c) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	606,885
284,875	VOLT XCVI LLC(b)(c) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	285,026
641,510	VOLT XCVII LLC(b)(c) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	641,631
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
140,000	4.43%, 07/15/2046	140,559
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	133,852
278,900	Wells Fargo Mortgage Backed Securities Trust(b)(d) Series 2020-4 Class A1 3.00%, 07/25/2050	284,315
	Wells Fargo RBS Commercial Mortgage Trust
	Series 2012-C6 Class AS
135,000	3.84%, 04/15/2045	136,766
	Series 2012-C7 Class AS
250,000	4.09%, 06/15/2045(d)	253,120
	Series 2012-C7 Class C
210,000	4.96%, 06/15/2045(d)	161,886
	Series 2013-C15 Class B
180,000	4.65%, 08/15/2046(d)	179,744
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	199,412
	Series 2014-C24 Class AS
390,000	3.93%, 11/15/2047	411,768
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	71,017
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(d)	83,700
		35,914,454
U.S. Government Agency — 0.09%
	Federal National Mortgage Association
340,114	4.00%, 09/01/2047	364,373
231,386	4.00%, 05/01/2048	247,045
		611,418
TOTAL MORTGAGE-BACKED SECURITIES — 5.24% (Cost $36,263,064)		$ 36,525,872
MUNICIPAL BONDS AND NOTES
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	140,477

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,380,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	$ 2,500,144
TOTAL MUNICIPAL BONDS AND NOTES — 0.38% (Cost $2,500,500)		$ 2,640,621
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,450,000	0.13%, 09/30/2022	6,448,992
13,715,000	0.13%, 12/31/2022	13,703,214
6,455,000	0.13%, 02/28/2023	6,446,931
13,105,000	0.13%, 04/30/2023	13,080,428
10,130,000	0.13%, 05/31/2023	10,108,237
825,000	0.88%, 06/30/2026	824,613
TOTAL U.S. TREASURY BONDS AND NOTES — 7.26% (Cost $50,643,592)		$ 50,612,415
Shares
COMMON STOCK
Basic Materials — 0.13%
43,327	Hexion Holdings Corp Class B(n)	779,886
1,763	Newmont Corp	111,739
		891,625
Communications — 0.29%
2,120	Cisco Systems Inc	112,360
1,786	Comcast Corp Class A	101,838
12,361	T-Mobile US Inc(n)	1,790,243
		2,004,441
Consumer, Cyclical — 0.06%
372	Home Depot Inc	118,627
650	NMG Parent LLC(n)	79,300
907	Starbucks Corp	101,412
740	Walmart Inc	104,355
		403,694
Consumer, Non-Cyclical — 0.12%
795	Abbott Laboratories	92,164
311	Anthem Inc	118,740
550	Automatic Data Processing Inc	109,241
1,944	Coca-Cola Co	105,190
607	Johnson & Johnson	99,997
1,338	Merck & Co Inc	104,056
133	Organon & Co(n)	4,025
782	Procter & Gamble Co	105,515
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
290	UnitedHealth Group Inc	$ 116,128
		855,056
Energy — 0.03%
942	Chevron Corp	98,665
4,107	Williams Cos Inc	109,041
		207,706
Financial — 0.06%
458	American Tower Corp REIT	123,724
135	BlackRock Inc	118,121
1,221	Morgan Stanley	111,954
1,107	Progressive Corp	108,718
		462,517
Industrial — 0.06%
271	Deere & Co	95,584
289	Lockheed Martin Corp	109,343
462	Union Pacific Corp	101,608
600	United Parcel Service Inc Class B	124,782
		431,317
Technology — 0.05%
376	Accenture PLC Class A	110,841
763	Apple Inc	104,500
410	Microsoft Corp	111,069
		326,410
Utilities — 0.03%
1,108	Duke Energy Corp	109,382
1,275	NextEra Energy Inc	93,432
		202,814
TOTAL COMMON STOCK — 0.83% (Cost $7,924,587)		$ 5,785,580
CONVERTIBLE PREFERRED STOCK
Communications — 0.10%
577	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	727,066
Consumer, Non-Cyclical — 0.24%
4,274	Boston Scientific Corp 5.50%	493,219
10,098	Bunge Ltd 4.88%	1,171,974
		1,665,193
Energy — 0.09%
12,538	El Paso Energy Capital Trust I 4.75%	630,035

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — 0.57%
1,169	Bank of America Corp 7.25%	$ 1,657,607
785,000	Charles Schwab Corp 4.00%	803,055
987	Wells Fargo & Co 7.50%	1,504,447
		3,965,109
Technology — 0.11%
7,075	Clarivate PLC 5.25%	737,215
TOTAL CONVERTIBLE PREFERRED STOCK — 1.11% (Cost $7,137,497)		$ 7,724,618
EXCHANGE TRADED FUNDS
110,095	Invesco Senior Loan ETF	2,438,604
3,692	iShares JPMorgan USD Emerging Markets Bond ETF	415,202
52,500	VanEck Vectors High Yield Muni ETF(g)	3,339,525

TOTAL EXCHANGE TRADED FUNDS — 0.89% (Cost $6,151,711)		$ 6,193,331
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,506,000	BlackRock FedFund Institutional Class(o), 0.03%(p)	1,506,000
1,446,000	Federated Hermes Government Obligations Fund Premier Shares(o), 0.01%(p)	1,446,000
1,446,000	Goldman Sachs Financial Square Government Fund Institutional Class(o), 0.02%(p)	1,446,000
1,588,000	Invesco Government & Agency Portfolio Institutional Class(o), 0.03%(p)	1,588,000
1,446,000	JPMorgan U.S. Government Money Market Fund Capital Shares(o), 0.03%(p)	1,446,000
1,460,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(o), 0.03%(p)	1,460,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.27% (Cost $8,892,000)		$ 8,892,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.03%
$ 3,358,281	Undivided interest of 4.11% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $3,358,281 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(o)	$ 3,358,281
3,815,632	Undivided interest of 4.57% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $3,815,632 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(o)	3,815,632
TOTAL SHORT TERM INVESTMENTS — 1.03% (Cost $7,173,913)		$ 7,173,913
TOTAL INVESTMENTS — 96.92% (Cost $650,194,673)		$675,854,910
OTHER ASSETS & LIABILITIES, NET — 3.08%		$ 21,443,580
TOTAL NET ASSETS — 100.00%		$697,298,490

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2021.
(f)	All or a portion of this position has not settled as of June 30, 2021. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at June 30, 2021.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 1,000 Brazilian Real Units.
(m)	Principal amount is stated in 100 Mexican Peso Units.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of June 30, 2021.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Currency Abbreviations
BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value (including $13,847,307 of securities on loan)(a)	$668,680,997
Repurchase agreements, fair value(b)	7,173,913
Cash	49,592,879
Dividends and interest receivable	4,927,492
Subscriptions receivable	513,970
Receivable for investments sold	2,008,492
Total Assets	732,897,743
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	18,083,659
Payable for other accrued fees	104,991
Payable for shareholder services fees	52,731
Payable to investment adviser	296,060
Payable upon return of securities loaned	16,065,913
Redemptions payable	992,956
Total Liabilities	35,599,253
NET ASSETS	$697,298,490
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,507,248
Paid-in capital in excess of par	650,005,588
Undistributed/accumulated earnings	40,785,654
NET ASSETS	$697,298,490
NET ASSETS BY CLASS
Investor Class	$166,964,751
Institutional Class	$530,333,739
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Institutional Class	120,000,000
Issued and Outstanding
Investor Class	11,479,365
Institutional Class	53,593,117
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.54
Institutional Class	$9.90
(a) Cost of investments	$643,020,760
(b) Cost of repurchase agreements	$7,173,913
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$12,814,566
Income from securities lending	32,389
Dividends	290,584
Total Income	13,137,539
EXPENSES:
Management fees	1,679,648
Shareholder services fees – Investor Class	296,245
Audit and tax fees	25,506
Custodian fees	21,152
Director's fees	7,112
Legal fees	8,020
Pricing fees	66,417
Registration fees	28,294
Shareholder report fees	5,127
Transfer agent fees	4,723
Other fees	2,382
Total Expenses	2,144,626
Less amount waived by investment adviser	72,522
Net Expenses	2,072,104
NET INVESTMENT INCOME	11,065,435
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	11,328,165
Net Realized Gain	11,328,165
Net change in unrealized depreciation on investments and foreign currency translations	(16,348,431)
Net Change in Unrealized Depreciation	(16,348,431)
Net Realized and Unrealized Loss	(5,020,266)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,045,169
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Multi-Sector Bond Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$11,065,435	$23,949,978
Net realized gain	11,328,165	10,593,119
Net change in unrealized appreciation (depreciation)	(16,348,431)	17,507,652
Net Increase in Net Assets Resulting from Operations	6,045,169	52,050,749
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,554,917)	(6,309,245)
Class L(a)	-	(65,120)
Institutional Class	(8,777,616)	(27,306,908)
From Net Investment Income and Net Realized Gains	(10,332,533)	(33,681,273)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,173,108	47,757,316
Class L(a)	-	1,763,587
Institutional Class	90,952,998	87,242,070
Shares issued in reinvestment of distributions
Investor Class	1,554,917	6,309,245
Class L(a)	-	65,120
Institutional Class	8,777,616	27,306,908
Shares redeemed
Investor Class	(31,863,553)	(70,867,637)
Class L(a)	-	(3,898,502)
Institutional Class	(30,245,287)	(130,612,329)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	60,349,799	(34,934,222)
Total Increase (Decrease) in Net Assets	56,062,435	(16,564,746)
NET ASSETS:
Beginning of Period	641,236,055	657,800,801
End of Period	$697,298,490	$641,236,055
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,461,765	3,409,002
Class L(a)	-	174,265
Institutional Class	9,165,130	8,910,901
Shares issued in reinvestment of distributions
Investor Class	107,236	442,385
Class L(a)	-	6,385
Institutional Class	890,224	2,776,576
Shares redeemed
Investor Class	(2,201,447)	(5,115,668)
Class L(a)	-	(389,879)
Institutional Class	(3,043,450)	(13,687,778)
Net Increase (Decrease)	6,379,458	(3,473,811)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$14.57	0.23	(0.12)	0.11	(0.14)	—	(0.14)	$14.54	0.73% (d)
12/31/2020	$13.85	0.52	0.72	1.24	(0.45)	(0.07)	(0.52)	$14.57	9.10%
12/31/2019	$12.62	0.56	0.91	1.47	(0.22)	(0.02)	(0.24)	$13.85	11.74%
12/31/2018	$13.42	0.52	(0.93)	(0.41)	(0.32)	(0.07)	(0.39)	$12.62	(3.10%)
12/31/2017	$12.85	0.47	0.33	0.80	(0.23)	—	(0.23)	$13.42	6.27%
12/31/2016	$11.88	0.52	0.82	1.34	(0.30)	(0.07)	(0.37)	$12.85	11.38%
Institutional Class
6/30/2021(Unaudited)	$ 9.98	0.17	(0.08)	0.09	(0.17)	—	(0.17)	$ 9.90	0.95% (d)
12/31/2020	$ 9.69	0.39	0.51	0.90	(0.54)	(0.07)	(0.61)	$ 9.98	9.49%
12/31/2019	$ 8.91	0.43	0.64	1.07	(0.27)	(0.02)	(0.29)	$ 9.69	12.16%
12/31/2018	$ 9.68	0.41	(0.67)	(0.26)	(0.44)	(0.07)	(0.51)	$ 8.91	(2.80%)
12/31/2017	$ 9.40	0.38	0.24	0.62	(0.34)	—	(0.34)	$ 9.68	6.68%
12/31/2016	$ 8.84	0.42	0.61	1.03	(0.40)	(0.07)	(0.47)	$ 9.40	11.79%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2021(Unaudited)	$166,965	0.94% (f)	0.90% (f)	3.17% (f)	41% (d)
12/31/2020	$176,480	0.93%	0.90%	3.69%	102%
12/31/2019	$185,209	0.92%	0.90%	4.18%	81%
12/31/2018	$195,275	0.91%	0.90%	3.93%	61%
12/31/2017	$285,372	0.90%	0.90%	3.57%	19%
12/31/2016	$312,781	0.90%	0.90%	4.16%	20%
Institutional Class
06/30/2021(Unaudited)	$530,334	0.57% (f)	0.55% (f)	3.52% (f)	41% (d)
12/31/2020	$464,756	0.57%	0.55%	4.04%	102%
12/31/2019	$471,986	0.56%	0.55%	4.52%	81%
12/31/2018	$421,840	0.55%	0.55%	4.31%	61%
12/31/2017	$491,759	0.55%	0.55%	3.91%	19%
12/31/2016	$409,663	0.55%	0.55%	4.51%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Multi-Sector Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2021

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Common Stock, Exchange Traded Funds, and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2021

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$650,248,789
Gross unrealized appreciation on investments	32,988,321
Gross unrealized depreciation on investments	(7,382,200)
Net unrealized appreciation on investments	$25,606,121
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - June 30, 2021

The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$29,722	$85,481	$152,623	$72,522	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Newfleet Asset Management, LLC. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $258,453,643 and $239,773,523, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $39,726,307 and $22,734,072, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $13,847,307 and received collateral as reported on the Statement of Assets and Liabilities of $16,065,913 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2021

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2021. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$12,620,961
Convertible Bonds	336,000
Foreign Government Bonds and Notes	3,083,052
Exchange Traded Funds	25,900
Total secured borrowings	$16,065,913
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Multi-Sector Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Newfleet Asset Management LLC (“Newfleet” and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Loomis Sayles and Newfleet. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the first, second, first and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), outperforming its performance universe median for each period. As to the Fund’s Institutional Class, the Board observed that the annualized returns were in the first quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2020. In addition, the Board observed that each class of the Fund outperformed its benchmark for all periods reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. Also relevant to the Board’s analysis were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a new structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was below the median of its respective peer group, in the second quintile of its peer group for the Investor Class and in the first quintile of its peer group as to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Loomis Sayles regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual fund and two other bond funds managed in the same investment style as the Fund. As to Newfleet, the Board received information regarding its average fee for registered funds and other institutional accounts managed with a similar investment strategy. The Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and each Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM. Noting that the percentage of the management fee retained by GWCM exceeded the median of the Fund’s Lipper investment classification as to each class of the Fund, the Board considered its observation regarding the Fund’s Contractual Management Fee being lower than the peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. With respect to Newfleet, the Board noted that the Sub-Adviser does not expect to receive any indirect “fall-out” benefits from managing its allocated portion of the Fund’s portfolio.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021